UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
September 30, 2018
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 5.3%
Boeing Co.	28,997	$ 10,783,985
Honeywell International, Inc.	45,764	7,615,130
Leidos Holdings, Inc.	35,970	2,487,685
Lockheed Martin Corp.	2,919	1,009,857
Textron, Inc.	60,911	4,353,309
United Technologies Corp.	968	135,336
		$26,385,302
Airlines – 1.1%
Delta Air Lines, Inc.	95,676	$ 5,532,943
Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	95,839	$ 5,894,098
Automotive – 1.1%
Lear Corp.	39,235	$ 5,689,075
Biotechnology – 2.4%
Biogen, Inc. (a)	24,196	$ 8,548,689
Celgene Corp. (a)	38,015	3,401,962
		$11,950,651
Business Services – 3.0%
DXC Technology Co.	72,864	$ 6,814,241
FleetCor Technologies, Inc. (a)	30,494	6,947,753
Global Payments, Inc.	10,081	1,284,320
		$15,046,314
Cable TV – 1.8%
Comcast Corp., “A”	252,488	$ 8,940,600
Chemicals – 1.8%
CF Industries Holdings, Inc.	143,375	$ 7,805,335
Eastman Chemical Co.	9,376	897,471
		$8,702,806
Computer Software – 6.6%
Adobe Systems, Inc. (a)	29,172	$ 7,874,982
Microsoft Corp.	209,336	23,941,758
Salesforce.com, Inc. (a)	7,302	1,161,237
		$32,977,977
Computer Software - Systems – 4.1%
Apple, Inc.	75,791	$ 17,109,060
Hewlett Packard Enterprise	195,025	3,180,858
		$20,289,918
Construction – 0.4%
Pulte Homes, Inc.	85,490	$ 2,117,587
Consumer Products – 0.3%
Kimberly-Clark Corp.	11,229	$ 1,276,064
Consumer Services – 1.4%
Bookings Holdings, Inc. (a)	3,539	$ 7,021,376
Electrical Equipment – 0.1%
HD Supply Holdings, Inc. (a)	17,650	$ 755,243
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.8%
Intel Corp.	208,272	$ 9,849,183
NVIDIA Corp.	14,867	4,177,924
		$14,027,107
Energy - Independent – 4.1%
EOG Resources, Inc.	60,398	$ 7,704,973
Phillips 66	61,867	6,973,648
Pioneer Natural Resources Co.	4,633	807,022
Valero Energy Corp.	41,868	4,762,485
		$20,248,128
Energy - Integrated – 0.4%
Chevron Corp.	2,194	$ 268,282
Exxon Mobil Corp.	22,622	1,923,323
		$2,191,605
Food & Beverages – 1.7%
PepsiCo, Inc.	53,886	$ 6,024,455
Tyson Foods, Inc., “A”	42,780	2,546,693
		$8,571,148
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	50,974	$ 6,730,097
Health Maintenance Organizations – 2.4%
Humana Inc.	21,393	$ 7,241,958
UnitedHealth Group, Inc.	887	235,978
WellCare Health Plans, Inc. (a)	13,770	4,413,147
		$11,891,083
Insurance – 4.0%
Allstate Corp.	52,175	$ 5,149,673
Berkshire Hathaway, Inc., “B” (a)	14,257	3,052,566
MetLife, Inc.	123,827	5,785,198
Prudential Financial, Inc.	58,095	5,886,185
		$19,873,622
Internet – 4.6%
Alphabet, Inc., “A” (a)	7,921	$ 9,561,281
Alphabet, Inc., “C” (a)	8,233	9,825,838
Facebook, Inc., “A” (a)	21,393	3,518,293
		$22,905,412
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	60,639	$ 7,306,393
Machinery & Tools – 2.2%
AGCO Corp.	23,893	$ 1,452,455
Eaton Corp. PLC	85,129	7,383,238
Ingersoll-Rand Co. Ltd., “A”	19,566	2,001,602
		$10,837,295
Major Banks – 6.6%
Bank of America Corp.	385,485	$ 11,356,388
Goldman Sachs Group, Inc.	5,511	1,235,787
JPMorgan Chase & Co.	27,102	3,058,190
Morgan Stanley	153,360	7,141,975

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	194,058	$ 10,199,688
		$32,992,028
Medical & Health Technology & Services – 2.5%
HCA Healthcare, Inc.	31,526	$ 4,385,897
Walgreens Boots Alliance, Inc.	107,315	7,823,264
		$12,209,161
Medical Equipment – 2.1%
Align Technology, Inc. (a)	3,239	$ 1,267,162
Medtronic PLC	92,727	9,121,555
		$10,388,717
Natural Gas - Pipeline – 0.1%
Kinder Morgan, Inc.	17,499	$ 310,257
Network & Telecom – 2.2%
Cisco Systems, Inc.	227,538	$ 11,069,724
Oil Services – 0.9%
Schlumberger Ltd.	71,315	$ 4,344,510
Other Banks & Diversified Financials – 3.8%
Citigroup, Inc.	71,179	$ 5,106,381
Discover Financial Services	83,150	6,356,818
Mastercard, Inc., “A”	8,172	1,819,169
Synchrony Financial	142,176	4,418,830
Visa, Inc., “A”	6,788	1,018,811
		$18,720,009
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	132,004	$ 8,194,808
Eli Lilly & Co.	33,918	3,639,741
Johnson & Johnson	100,726	13,917,311
Pfizer, Inc.	92,531	4,077,841
		$29,829,701
Railroad & Shipping – 2.0%
Union Pacific Corp.	60,555	$ 9,860,171
Real Estate – 2.8%
Extra Space Storage, Inc., REIT	73,399	$ 6,359,289
Host Hotels & Resorts, Inc., REIT	17,139	361,633
Life Storage, Inc., REIT	32,225	3,066,531
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Store Capital Corp., REIT	154,778	$ 4,301,281
		$14,088,734
Restaurants – 1.0%
Aramark	30,178	$ 1,298,258
U.S. Foods Holding Corp. (a)	117,538	3,622,521
		$4,920,779
Specialty Stores – 7.4%
Amazon.com, Inc. (a)	9,960	$ 19,949,880
Best Buy Co., Inc.	29,705	2,357,389
Costco Wholesale Corp.	32,122	7,544,815
Lululemon Athletica, Inc. (a)	2,050	333,104
Ross Stores, Inc.	45,027	4,462,176
Urban Outfitters, Inc. (a)	53,138	2,173,344
		$36,820,708
Telephone Services – 0.8%
CenturyLink, Inc.	108,230	$ 2,294,476
Verizon Communications, Inc.	28,267	1,509,175
		$3,803,651
Tobacco – 1.8%
Philip Morris International, Inc.	107,131	$ 8,735,462
Utilities - Electric Power – 3.9%
AES Corp.	362,936	$ 5,081,104
American Electric Power Co., Inc.	8,794	623,319
Exelon Corp.	170,469	7,442,676
NRG Energy, Inc.	146,597	5,482,728
Vistra Energy Corp. (a)	23,749	590,875
		$19,220,702
Total Common Stocks		$494,476,158
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,809,154	$ 1,808,974
Other Assets, Less Liabilities – 0.0%		126,907
Net Assets – 100.0%		$496,412,039

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,808,974 and $494,476,158, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$494,476,158	$—	$—	$494,476,158
Mutual Funds	1,808,974	—	—	1,808,974
Total	$496,285,132	$—	$—	$496,285,132
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,531,684	45,024,333	(45,746,863)	1,809,154
3

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,239)	$(43)	$—	$38,241	$1,808,974
4

Quarterly Report
September 30, 2018
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.6%
Aerospace – 2.5%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$ 590,058
L3 Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,084,348
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	952,698
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,674,665
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,413,538
		$5,715,307
Apparel Manufacturers – 0.6%
Coach, Inc., 4.125%, 7/15/2027	$1,518,000	$ 1,439,627
Asset-Backed & Securitized – 0.2%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$153,581	$ 143,084
Greenwich Capital Commercial Funding Corp., 5.928%, 7/10/2038	96,775	96,752
JPMorgan Chase Commercial Mortgage Securities Corp., 5.964%, 7/15/2042 (n)(q)	197,107	134,544
Lehman Brothers Commercial Conduit Mortgage Trust, 1.119%, 2/18/2030 (i)	29,289	2
		$374,382
Automotive – 2.6%
General Motors Co., 5.15%, 4/01/2038	$606,000	$ 563,629
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,288,962
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,201,850
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	450,936
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,184,634
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,425,592
		$6,115,603
Broadcasting – 1.3%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$1,341,000	$ 1,260,540
Time Warner, Inc., 3.8%, 2/15/2027	1,054,000	1,008,214
Time Warner, Inc., 5.35%, 12/15/2043	685,000	675,650
		$2,944,404
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 3.85%, 5/21/2025	$1,140,000	$ 1,148,063
E*TRADE Financial Corp., 2.95%, 8/24/2022	858,000	829,777
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	646,436
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,066,406
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,034,390
		$4,725,072
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 2.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$ 822,044
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	855,068
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	462,960
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	684,818
Masco Corp., 4.45%, 4/01/2025	560,000	565,497
Masco Corp., 4.375%, 4/01/2026	476,000	473,843
Owens Corning, 4.2%, 12/15/2022	460,000	461,029
Owens Corning, 4.4%, 1/30/2048	729,000	603,712
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,346,000	1,243,300
		$6,172,271
Business Services – 2.0%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$ 1,398,250
Equinix, Inc., 5.75%, 1/01/2025	969,000	998,070
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	217,421
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	227,433
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,529,880
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)	202,000	195,645
		$4,566,699
Cable TV – 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$ 543,126
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	754,371
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	310,483
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	575,399
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	170,638
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	350,353
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	1,541,000	1,482,766
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	871,726
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	361,423
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	814,990
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	330,359
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,597,762
		$8,163,396

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 1.9%
LyondellBasell Industries N.V., 5%, 4/15/2019	$457,000	$ 459,290
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,333,633
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	849,000	865,064
Sasol Financing International PLC, 4.5%, 11/14/2022	1,201,000	1,173,617
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	480,894
		$4,312,498
Computer Software – 0.3%
VeriSign, Inc., 4.625%, 5/01/2023	$763,000	$ 776,093
Computer Software - Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$ 398,223
Apple, Inc., 4.25%, 2/09/2047	319,000	325,527
		$723,750
Conglomerates – 0.8%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$ 675,574
United Technologies Corp., 4.625%, 11/16/2048	517,000	519,879
Wabtec Corp., 4.7%, 9/15/2028	657,000	646,590
		$1,842,043
Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$1,876,000	$ 1,741,781
Consumer Services – 2.6%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$ 755,574
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,708,423
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,036,946
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,458,876
		$5,959,819
Containers – 1.0%
Ball Corp., 5%, 3/15/2022	$682,000	$ 704,335
Ball Corp., 4%, 11/15/2023	691,000	674,589
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,063,475
		$2,442,399
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$ 469,756
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,979,000	1,843,381
		$2,313,137
Electronics – 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,157,000	$ 2,030,691
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,044,268
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	309,000	310,931
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	228,872
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Tyco Electronics Group S.A., 3.5%, 2/03/2022	$252,000	$ 251,785
		$4,866,547
Emerging Market Sovereign – 0.1%
Republic of South Africa, 5.65%, 9/27/2047	$309,000	$ 281,827
Energy - Independent – 0.3%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (z)	$576,000	$ 576,720
Diamondback Energy, Inc., 5.375%, 5/31/2025	100,000	102,000
		$678,720
Energy - Integrated – 0.8%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$ 753,748
Shell International Finance B.V., 3.75%, 9/12/2046	1,300,000	1,219,443
		$1,973,191
Financial Institutions – 1.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$ 231,330
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,426,000	1,307,723
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	890,000	899,594
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,057,835
		$3,496,482
Food & Beverages – 4.3%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$3,348,000	$ 3,374,487
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	507,135
Aramark Services, Inc., 5%, 2/01/2028 (n)	200,000	196,250
Constellation Brands, Inc., 3.2%, 2/15/2023	878,000	850,558
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,626,402
Kraft Heinz Foods Co., 5%, 7/15/2035	290,000	286,466
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,634,490
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	615,822
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	373,753
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	504,033
		$9,969,396
Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$ 838,607
International Paper Co., 6%, 11/15/2041	860,000	955,150
		$1,793,757

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.7%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$ 1,404,244
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	319,925
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	474,000	471,630
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,712,056
		$3,907,855
Insurance – 1.1%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$ 1,008,860
American International Group, Inc., 4.5%, 7/16/2044	917,000	865,448
Unum Group, 4%, 3/15/2024	637,000	629,043
		$2,503,351
Insurance - Health – 2.3%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$ 486,745
Centene Corp., 5.375%, 6/01/2026 (n)	766,000	784,269
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	945,000	942,307
UnitedHealth Group, Inc., 2.7%, 7/15/2020	1,350,000	1,341,514
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,798,992
		$5,353,827
Insurance - Property & Casualty – 3.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$828,000	$ 808,666
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	336,761
CNA Financial Corp., 5.875%, 8/15/2020	1,570,000	1,638,917
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	951,125
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	677,993
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	928,473
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	762,827
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	450,186
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	455,464
		$7,010,412
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$ 513,236
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	856,283
		$1,369,519
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 13.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$ 1,209,935
Bank of America Corp., 3.004%, 12/20/2023	739,000	717,151
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	1,947,613
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,440,704
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	834,000	782,784
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	1,420,000	1,487,450
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	936,000	924,300
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	674,000	633,780
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	608,000	589,875
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	924,863
HSBC Holdings PLC, 6% to 5/22/2027, FLR (ICE Swap Rate - 5yr. + 3.746%) to 11/22/2065	611,000	586,102
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	450,531
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	814,389
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,375,807
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	659,977
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR (LIBOR - 3mo. + 1.38%) to 11/15/2048	1,500,000	1,370,116
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,003,026
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	1,221,000	1,332,416
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,310,556
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,768,891
Morgan Stanley, 3.971% to 7/22/2037, FLR (LIBOR - 3mo. + 1.455%) to 7/22/2038	665,000	620,888
PNC Bank N.A., 2.6%, 7/21/2020	1,585,000	1,573,645
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,811,045
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,688,000	1,672,616
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,424,789
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	470,518
		$30,903,767

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 4.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$ 157,679
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,067,841
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,655,000	1,636,906
HCA, Inc., 4.75%, 5/01/2023	910,000	925,925
HCA, Inc., 5.25%, 6/15/2026	718,000	738,643
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	878,317
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	873,569
Life Technologies Corp., 6%, 3/01/2020	2,172,000	2,249,254
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	513,970
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,447,277
		$10,489,381
Medical Equipment – 2.7%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$ 2,262,360
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,741,099
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,052,177
Medtronic, Inc., 4.375%, 3/15/2035	381,000	394,020
Teleflex, Inc., 4.625%, 11/15/2027	125,000	118,750
Zimmer Biomet Holdings, Inc., FLR, 3.089% (LIBOR - 3mo. + 0.75%), 3/19/2021	774,000	774,717
		$6,343,123
Metals & Mining – 1.4%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$ 861,947
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	514,807
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,303,748
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	559,000	518,208
Kinross Gold Corp., 5.95%, 3/15/2024	128,000	130,560
		$3,329,270
Midstream – 4.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$ 1,384,092
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	960,210
Enbridge, Inc., 5.5%, 12/01/2046	628,000	701,121
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	387,378
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	688,187
MPLX LP, 4.5%, 4/15/2038	744,000	701,216
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,559,953
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	141,851
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	312,119
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	556,737
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	990,444
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy GP LP, 4.75%, 10/01/2023 (z)	$1,184,000	$ 1,183,645
		$9,566,953
Mortgage-Backed – 0.5%
Freddie Mac, 3.136%, 10/25/2024	$807,000	$ 798,258
Freddie Mac, 3.244%, 8/25/2027	69,000	67,340
Freddie Mac, 3.286%, 11/25/2027	397,000	388,114
		$1,253,712
Natural Gas - Distribution – 2.1%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$ 1,098,985
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	770,274
NiSource, Inc., 5.65%, 2/01/2045	475,000	530,529
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,590,610
		$4,990,398
Network & Telecom – 1.1%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$ 610,727
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,037,891
AT&T, Inc., 5.15%, 11/15/2046 (n)	445,000	426,036
AT&T, Inc., 5.65%, 2/15/2047	452,000	463,551
		$2,538,205
Oils – 2.7%
Andeavor, 4.5%, 4/01/2048	$1,142,000	$ 1,064,454
Marathon Petroleum Corp., 3.4%, 12/15/2020	1,105,000	1,105,832
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	879,724
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,521,913
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,817,121
		$6,389,044
Other Banks & Diversified Financials – 2.1%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$ 743,275
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	781,966
Citigroup, Inc., 3.2%, 10/21/2026	1,714,000	1,599,859
Discover Bank, 7%, 4/15/2020	1,097,000	1,149,866
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	444,000	405,150
SunTrust Banks, Inc., 3.3%, 5/15/2026	200,000	188,255
		$4,868,371
Pharmaceuticals – 0.9%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$701,000	$ 696,296
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	1,272,000	1,291,463
		$1,987,759
Pollution Control – 1.0%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$ 1,220,595
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,093,260
		$2,313,855

4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$222,000	$ 226,440
Teck Resources Ltd., 6.25%, 7/15/2041	667,000	700,350
		$926,790
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$ 435,594
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	411,890
		$847,484
Restaurants – 0.4%
Starbucks Corp., 4%, 11/15/2028	$984,000	$ 981,230
Retailers – 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021	$31,000	$ 32,408
Dollar Tree, Inc., 4%, 5/15/2025	874,000	857,282
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,394,653
		$2,284,343
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$ 675,583
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$ 364,889
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,009,904
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	983,064
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,058,668
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	492,732
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	846,106
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	339,793
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	509,385
SBA Tower Trust, 2.898%, 10/15/2019 (n)	1,081,000	1,078,829
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,699,450
Vodafone Group PLC, 4.125%, 5/30/2025	590,000	585,436
		$8,968,256
Tobacco – 0.6%
Reynolds American, Inc., 8.125%, 6/23/2019	$733,000	$ 758,241
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	164,663
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	421,080
		$1,343,984
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$ 269,893
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	527,234
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	189,147
		$986,274
U.S. Treasury Obligations – 3.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$8,377,000	$ 8,824,973
Utilities - Electric Power – 5.4%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$ 595,076
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,049,418
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	930,602
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	747,557
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	320,351
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	356,019
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,844,644
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	416,335
Eversource Energy, 2.9%, 10/01/2024	991,000	940,822
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,142,703
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	687,741
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	613,984
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,094,980
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,480,891
Southern Co., 2.95%, 7/01/2023	440,000	422,669
		$12,643,792
Total Bonds		$226,989,712
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	3,338,731	$ 3,338,397
Other Assets, Less Liabilities – 0.9%		2,176,158
Net Assets – 100.0%		$232,504,267

5

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,338,397 and $226,989,712, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,825,737, representing 15.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$153,582	$143,084
Diamondback Energy, Inc., 4.75%, 11/01/2024	9/18/18	574,563	576,720
Tallgrass Energy GP LP, 4.75%, 10/01/2023	9/24/18	1,184,000	1,183,645
Total Restricted Securities			$1,903,449
% of Net assets			0.8%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,824,973	$—	$8,824,973
Non-U.S. Sovereign Debt	—	281,827	—	281,827
U.S. Corporate Bonds	—	183,922,034	—	183,922,034
Residential Mortgage-Backed Securities	—	1,253,712	—	1,253,712
Commercial Mortgage-Backed Securities	—	231,298	—	231,298
Asset-Backed Securities (including CDOs)	—	143,084	—	143,084
Foreign Bonds	—	32,332,784	—	32,332,784
Mutual Funds	3,338,397	—	—	3,338,397
Total	$3,338,397	$226,989,712	$—	$230,328,109
For further information regarding security characteristics, see the Portfolio of Investments.
7

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,301,365	51,834,159	(59,796,793)	3,338,731
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$579	$255	$—	$95,724	$3,338,397
8

Quarterly Report
September 30, 2018
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 3.8%
Boeing Co.	4,301	$ 1,599,542
CACI International, Inc., “A” (a)	2,605	479,711
Curtiss-Wright Corp.	4,010	551,054
FLIR Systems, Inc.	7,497	460,841
Honeywell International, Inc. (a)	12,571	2,074,215
Northrop Grumman Corp.	3,835	1,217,114
Textron, Inc.	7,207	515,084
United Technologies Corp.	10,263	1,434,870
		$8,332,431
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,431	$ 739,792
Apparel Manufacturers – 1.6%
Hanesbrands, Inc.	31,891	$ 587,751
NIKE, Inc., “B”	35,438	3,002,307
		$3,590,058
Automotive – 0.6%
Copart, Inc. (a)	8,273	$ 426,308
Garrett Motion, Inc. (a)	314	5,811
Lear Corp.	4,089	592,905
Stoneridge, Inc. (a)	10,718	318,539
		$1,343,563
Biotechnology – 1.1%
Biogen, Inc. (a)	6,572	$ 2,321,953
Broadcasting – 0.2%
Netflix, Inc. (a)	1,005	$ 376,001
Brokerage & Asset Managers – 2.1%
Blackstone Group LP	33,571	$ 1,278,384
Invesco Ltd.	15,555	355,898
TD Ameritrade Holding Corp.	37,960	2,005,427
TMX Group Ltd.	15,052	1,010,225
		$4,649,934
Business Services – 3.7%
Amdocs Ltd.	7,712	$ 508,838
BrightView Holdings, Inc. (a)	10,622	170,483
Cognizant Technology Solutions Corp., “A”	13,329	1,028,332
DXC Technology Co.	10,658	996,736
Equinix, Inc., REIT	1,499	648,902
Fidelity National Information Services, Inc.	11,079	1,208,387
First Data Corp. (a)	15,421	377,352
Global Payments, Inc.	8,101	1,032,067
Grand Canyon Education, Inc. (a)	2,894	326,443
Total System Services, Inc.	4,490	443,343
Verisk Analytics, Inc., “A” (a)	8,289	999,239
Zendesk, Inc. (a)	4,860	345,060
		$8,085,182
Cable TV – 0.8%
Altice USA, Inc. (a)	27,555	$ 499,848
Comcast Corp., “A”	36,593	1,295,758
		$1,795,606
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.3%
CF Industries Holdings, Inc.	15,726	$ 856,123
DowDuPont, Inc.	21,905	1,408,711
Eastman Chemical Co.	5,422	518,994
Ingevity Corp. (a)	5,879	598,952
PPG Industries, Inc.	15,608	1,703,301
		$5,086,081
Computer Software – 6.3%
8x8, Inc. (a)	32,594	$ 692,622
Adobe Systems, Inc. (a)	11,516	3,108,744
Autodesk, Inc. (a)	4,417	689,538
Cadence Design Systems, Inc. (a)	15,268	691,946
Microsoft Corp.	43,738	5,002,315
Salesforce.com, Inc. (a)	23,432	3,726,391
		$13,911,556
Computer Software - Systems – 1.9%
Apple, Inc.	10,781	$ 2,433,703
Pluralsight, Inc., “A” (a)	15,871	507,872
Rapid7, Inc. (a)	18,290	675,267
SS&C Technologies Holdings, Inc.	8,172	464,415
		$4,081,257
Construction – 0.4%
Sherwin-Williams Co.	568	$ 258,559
Vulcan Materials Co.	5,809	645,961
		$904,520
Consumer Products – 1.4%
Coty, Inc., “A”	42,352	$ 531,941
Kimberly-Clark Corp.	6,540	743,206
Newell Brands, Inc.	25,535	518,360
Procter & Gamble Co.	16,126	1,342,167
		$3,135,674
Consumer Services – 1.3%
Bookings Holdings, Inc. (a)	1,077	$ 2,136,768
Bright Horizons Family Solutions, Inc. (a)	6,019	709,279
		$2,846,047
Containers – 0.5%
Berry Global Group, Inc. (a)	15,069	$ 729,189
Sealed Air Corp.	8,730	350,509
		$1,079,698
Electrical Equipment – 2.2%
AMETEK, Inc.	17,541	$ 1,387,844
AZZ, Inc.	5,300	267,650
HD Supply Holdings, Inc. (a)	14,646	626,702
Johnson Controls International PLC	21,850	764,750
Sensata Technologies Holding PLC (a)	16,654	825,206
TE Connectivity Ltd.	7,507	660,090
WESCO International, Inc. (a)	5,453	335,087
		$4,867,329

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.0%
Analog Devices, Inc.	43,213	$ 3,995,474
Inphi Corp. (a)	15,647	594,273
IPG Photonics Corp. (a)	1,320	206,012
Lam Research Corp.	1,253	190,080
Marvell Technology Group Ltd.	74,735	1,442,386
Mellanox Technologies Ltd. (a)	2,691	197,654
NVIDIA Corp.	11,435	3,213,464
Texas Instruments, Inc.	31,369	3,365,580
		$13,204,923
Energy - Independent – 2.5%
Concho Resources, Inc. (a)	4,932	$ 753,363
Energen Corp. (a)	2,976	256,442
EOG Resources, Inc.	14,215	1,813,407
EQT Corp.	3,042	134,548
Hess Corp.	13,278	950,439
Marathon Petroleum Corp.	15,840	1,266,725
Parsley Energy, Inc., “A” (a)	8,701	254,504
		$5,429,428
Energy - Integrated – 1.9%
Chevron Corp. (s)	34,164	$ 4,177,574
Engineering - Construction – 0.2%
KBR, Inc.	25,223	$ 532,962
Entertainment – 0.3%
Six Flags Entertainment Corp.	9,589	$ 669,504
Food & Beverages – 2.5%
Archer Daniels Midland Co.	15,888	$ 798,690
Coca-Cola Co.	19,567	903,799
Hostess Brands, Inc. (a)	16,527	182,954
J.M. Smucker Co.	3,759	385,711
Mondelez International, Inc.	28,354	1,218,088
PepsiCo, Inc.	17,814	1,991,605
		$5,480,847
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	17,291	$ 1,396,767
Marriott International, Inc., “A”	3,025	399,391
		$1,796,158
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	7,372	$ 601,187
Health Maintenance Organizations – 1.9%
Cigna Corp.	11,310	$ 2,355,308
Humana Inc.	5,472	1,852,381
		$4,207,689
Insurance – 3.3%
Aon PLC	21,827	$ 3,356,556
Athene Holding Ltd. (a)	9,517	491,648
Chubb Ltd.	10,924	1,459,883
Everest Re Group Ltd.	1,838	419,928
Hartford Financial Services Group, Inc.	29,030	1,450,339
		$7,178,354
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.3%
Alphabet, Inc., “A” (a)(s)	4,961	$ 5,988,324
Eventbrite, Inc. (a)	1,235	46,893
Facebook, Inc., “A” (a)	25,144	4,135,182
LogMeIn, Inc.	11,203	998,188
MINDBODY, Inc., “A” (a)	14,445	587,189
		$11,755,776
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	10,786	$ 1,299,605
Take-Two Interactive Software, Inc. (a)	2,893	399,205
		$1,698,810
Machinery & Tools – 1.5%
Flowserve Corp.	12,026	$ 657,702
Illinois Tool Works, Inc.	5,447	768,681
ITT, Inc.	10,294	630,610
Roper Technologies, Inc.	3,851	1,140,705
		$3,197,698
Major Banks – 2.2%
Goldman Sachs Group, Inc.	11,492	$ 2,576,966
PNC Financial Services Group, Inc.	10,124	1,378,788
State Street Corp.	9,781	819,452
		$4,775,206
Medical & Health Technology & Services – 1.4%
HCA Healthcare, Inc.	7,720	$ 1,074,006
ICON PLC (a)	3,302	507,682
McKesson Corp.	6,558	869,919
Walgreens Boots Alliance, Inc.	8,602	627,086
		$3,078,693
Medical Equipment – 4.2%
Abiomed, Inc. (a)	872	$ 392,182
Align Technology, Inc. (a)	1,034	404,522
Danaher Corp.	6,673	725,088
Edwards Lifesciences Corp. (a)	11,285	1,964,719
Medtronic PLC	30,533	3,003,531
PerkinElmer, Inc.	10,921	1,062,286
Senseonics Holdings, Inc. (a)	29,644	141,402
Steris PLC	12,281	1,404,946
West Pharmaceutical Services, Inc.	2,043	252,249
		$9,350,925
Metals & Mining – 0.2%
First Quantum Minerals Ltd.	15,417	$ 175,577
Teck Resources Ltd., “B”	14,281	344,172
		$519,749
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc. (a)	15,578	$ 1,082,515
Enterprise Products Partners LP	6,467	185,797
		$1,268,312
Network & Telecom – 1.3%
Cisco Systems, Inc.	51,345	$ 2,497,934
Interxion Holding N.V. (a)	5,032	338,654
		$2,836,588

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.8%
Apergy Corp. (a)	6,107	$ 266,021
Liberty Oilfield Services, Inc. (l)	17,232	371,694
Patterson-UTI Energy, Inc.	50,915	871,156
Schlumberger Ltd.	5,136	312,885
		$1,821,756
Other Banks & Diversified Financials – 6.5%
Bank OZK	17,331	$ 657,885
Citigroup, Inc. (s)	48,059	3,447,753
Discover Financial Services	12,786	977,490
EuroDekania Ltd. (u)	151,350	19,110
Mastercard, Inc., “A”	16,903	3,762,777
Prosperity Bancshares, Inc.	3,605	250,007
Signature Bank	9,640	1,107,057
U.S. Bancorp	54,889	2,898,688
Wintrust Financial Corp.	8,944	759,703
Zions Bancorporation	9,511	476,976
		$14,357,446
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	37,194	$ 2,309,003
Johnson & Johnson	36,288	5,013,913
Pfizer, Inc.	103,727	4,571,249
Zoetis, Inc.	24,837	2,274,076
		$14,168,241
Pollution Control – 0.5%
Evoqua Water Technologies LLC (a)	26,619	$ 473,286
Waste Connections, Inc.	8,188	653,157
		$1,126,443
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	7,434	$ 1,575,562
Kansas City Southern Co.	11,187	1,267,263
Union Pacific Corp.	966	157,294
		$3,000,119
Real Estate – 3.2%
Industrial Logistics Properties Trust, REIT	41,324	$ 950,865
Life Storage, Inc., REIT	8,516	810,383
Medical Properties Trust, Inc., REIT	163,135	2,432,343
Store Capital Corp., REIT	45,045	1,251,800
Sun Communities, Inc., REIT	5,615	570,147
W.P. Carey, Inc., REIT	16,476	1,059,572
		$7,075,110
Restaurants – 1.3%
Aramark	16,770	$ 721,445
Starbucks Corp.	30,226	1,718,046
U.S. Foods Holding Corp. (a)	16,490	508,222
		$2,947,713
Specialty Chemicals – 0.4%
Elanco Animal Health, Inc. (a)	6,653	$ 232,123
Univar, Inc. (a)	18,746	574,753
		$806,876
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.8%
Amazon.com, Inc. (a)	3,571	$ 7,152,713
Costco Wholesale Corp.	6,805	1,598,358
L Brands, Inc.	15,308	463,832
TJX Cos., Inc.	14,240	1,595,165
Tractor Supply Co.	12,483	1,134,455
Urban Outfitters, Inc. (a)	19,194	785,035
		$12,729,558
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	27,880	$ 4,050,964
Telephone Services – 0.5%
Verizon Communications, Inc.	22,466	$ 1,199,460
Tobacco – 0.7%
Philip Morris International, Inc.	18,430	$ 1,502,782
Utilities - Electric Power – 2.8%
American Electric Power Co., Inc.	11,588	$ 821,357
Avangrid, Inc.	8,836	423,510
CenterPoint Energy, Inc.	20,185	558,115
CMS Energy Corp.	15,099	739,851
Evergy, Inc.	11,632	638,829
Exelon Corp.	22,257	971,741
NextEra Energy, Inc.	7,013	1,175,379
Xcel Energy, Inc.	15,280	721,369
		$6,050,151
Total Common Stocks		$219,743,684
Convertable Preferred Stocks – 0.1%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc., 7.25%	4,203	$ 234,569
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,532,482	$ 1,532,329
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	84,106	$ 84,106
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(6,970)	$ (775,970)
Other Assets, Less Liabilities – (0.3)%		(593,332)
Net Assets – 100.0%		$220,225,386

3

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,532,329 and $220,062,359, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At September 30, 2018, the fund had cash collateral of $14,821 and other liquid securities with an aggregate value of $1,492,893 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$215,861,796	$—	$—	$215,861,796
Canada	3,758,693	—	—	3,758,693
Netherlands	338,654	—	—	338,654
Cayman Islands	—	—	19,110	19,110
Mutual Funds	1,616,435	—	—	1,616,435
Total	$221,575,578	$—	$19,110	$221,594,688
Securities Sold Short	$(775,970)	$—	$—	$(775,970)
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/17	$17,706
Change in unrealized appreciation or depreciation	1,404
Balance as of 9/30/18	$19,110
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2018 is $1,404. At September 30, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,613,843	32,437,715	(32,519,076)	1,532,482
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$10	$—	$—	$21,285	$1,532,329
6

Quarterly Report
September 30, 2018
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Airlines – 1.0%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR (l)	2,582	$ 529,646
Alcoholic Beverages – 2.6%
AmBev S.A., ADR	90,536	$ 413,750
China Resources Beer Holdings Co. Ltd.	232,000	932,048
		$1,345,798
Apparel Manufacturers – 0.4%
Stella International Holdings	221,500	$ 197,779
Automotive – 1.8%
Mahindra & Mahindra Ltd.	40,321	$ 478,885
PT Astra International Tbk	905,000	446,381
		$925,266
Brokerage & Asset Managers – 0.3%
B3 Brasil Bolsa Balcao S.A.	27,000	$ 156,442
Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	10,259	$ 791,482
Cable TV – 1.6%
Naspers Ltd.	3,865	$ 834,056
Computer Software - Systems – 2.0%
Globant S.A. (a)	1,387	$ 81,819
Linx S.A.	66,100	267,932
Luxoft Holding, Inc. (a)	13,851	655,845
		$1,005,596
Construction – 2.2%
PT Indocement Tunggal Prakarsa Tbk	427,700	$ 530,983
Techtronic Industries Co. Ltd.	94,500	603,576
		$1,134,559
Consumer Products – 0.7%
Dabur India Ltd.	60,070	$ 353,758
Consumer Services – 4.9%
51job, Inc., ADR (a)	3,323	$ 255,838
Ctrip.com International Ltd., ADR (a)	21,946	815,733
Kroton Educacional S.A.	155,600	439,227
MakeMyTrip Ltd. (a)	18,721	513,891
SEEK Ltd.	30,736	461,236
		$2,485,925
Containers – 0.5%
Lock & Lock Co. Ltd.	15,955	$ 245,959
Electrical Equipment – 2.1%
Bharat Heavy Electricals Ltd.	439,017	$ 414,852
LS Industrial Systems Co. Ltd.	9,380	630,830
		$1,045,682
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.8%
Samsung Electronics Co. Ltd.	57,678	$ 2,415,274
Silicon Motion Technology Corp., ADR	12,491	670,767
Taiwan Semiconductor Manufacturing Co. Ltd.	338,258	2,908,090
		$5,994,131
Energy - Independent – 1.4%
Gran Tierra Energy, Inc. (a)	143,033	$ 544,824
Ultrapar Participacoes S.A.	16,603	153,469
		$698,293
Energy - Integrated – 2.7%
LUKOIL PJSC, ADR	15,510	$ 1,189,617
Petroleo Brasileiro S.A., ADR	13,816	166,759
		$1,356,376
Food & Beverages – 5.1%
AVI Ltd.	83,882	$ 630,483
BRF S.A. (a)	34,554	187,976
Fomento Economico Mexicano S.A.B. de C.V., ADR	2,997	296,613
Orion Corp.	7,149	679,937
Tingyi (Cayman Islands) Holding Corp.	426,000	782,525
		$2,577,534
Food & Drug Stores – 0.9%
Dairy Farm International Holdings Ltd.	52,600	$ 473,400
Forest & Paper Products – 0.7%
Suzano Papel e Celulose	31,000	$ 369,063
Furniture & Appliances – 1.6%
Coway Co. Ltd.	10,342	$ 809,273
Gaming & Lodging – 1.5%
Genting Berhad	397,400	$ 749,956
General Merchandise – 0.4%
S.A.C.I. Falabella	24,069	$ 195,893
Insurance – 2.7%
AIA Group Ltd.	122,600	$ 1,094,706
Samsung Fire & Marine Insurance Co. Ltd.	1,008	258,077
		$1,352,783
Internet – 12.5%
Alibaba Group Holding Ltd., ADR (a)	12,224	$ 2,014,026
Baidu, Inc., ADR (a)	7,488	1,712,356
NAVER Corp.	1,241	801,042
Tencent Holdings Ltd.	44,900	1,853,734
		$6,381,158
Machinery & Tools – 1.5%
Doosan Bobcat, Inc.	15,194	$ 553,381
Haitian International Holdings Ltd.	104,000	231,425
		$784,806

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.8%
ABSA Group Ltd.	78,216	$ 840,056
Banco Bradesco S.A., ADR	121,548	860,560
China Construction Bank	1,279,670	1,118,108
Industrial & Commercial Bank of China, “H”	888,000	648,842
		$3,467,566
Metals & Mining – 1.7%
Grupo Mexico S.A.B. de C.V., “B”	111,617	$ 321,777
Vale S.A., ADR	36,560	542,550
		$864,327
Network & Telecom – 1.2%
VTech Holdings Ltd.	54,000	$ 623,580
Oil Services – 0.4%
Lamprell PLC (a)	255,177	$ 208,871
Other Banks & Diversified Financials – 14.5%
Banco Macro S.A., ADR	3,189	$ 131,929
Credicorp Ltd.	1,463	326,366
E.Sun Financial Holding Co. Ltd.	831,714	614,258
Grupo Financiero Banorte S.A. de C.V.	51,834	374,754
Grupo Financiero Inbursa S.A. de C.V.	305,146	478,737
Housing Development Finance Corp. Ltd.	55,580	1,345,222
Kasikornbank Co. Ltd.	108,500	731,385
Komercni Banka A.S.	12,837	526,971
Metropolitan Bank & Trust Co.	551,416	683,784
PT Bank Central Asia Tbk	209,400	339,362
Public Bank Berhad	94,700	572,067
Sberbank of Russia	169,416	525,798
Shriram Transport Finance Co. Ltd.	32,270	512,363
Union National Bank	185,816	248,395
		$7,411,391
Pharmaceuticals – 0.7%
Genomma Lab Internacional S.A., “B” (a)	405,708	$ 355,325
Railroad & Shipping – 0.7%
GMexico Transportes S.A.B. de C.V	218,100	$ 369,677
Real Estate – 1.4%
Aldar Properties PJSC	363,268	$ 180,002
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	74,435	49,043
Hang Lung Properties Ltd.	253,000	494,472
		$723,517
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.5%
Jollibee Foods Corp.	45,500	$ 216,426
Yum China Holdings, Inc.	30,789	1,081,002
		$1,297,428
Specialty Chemicals – 1.3%
Astra Argo Lestari	280,200	$ 233,163
PTT Global Chemical PLC	171,700	431,374
		$664,537
Specialty Stores – 0.9%
Dufry AG	3,443	$ 388,188
JD.com, Inc., ADR (a)	3,120	81,401
		$469,589
Telecommunications - Wireless – 0.3%
Mobile TeleSystems PJSC, ADR	20,675	$ 176,358
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	23,515	$ 288,583
PT XL Axiata Tbk (a)	1,855,600	343,687
		$632,270
Tobacco – 0.6%
PT Hanjaya Mandala Sampoerna Tbk	1,083,450	$ 279,924
Trucking – 0.3%
Emergent Capital, Inc.	10,928	$ 135,236
Utilities - Electric Power – 0.6%
CESC Ltd.	27,358	$ 309,792
Total Common Stocks		$50,784,002
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	259,355	$ 259,329
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	84,630	$ 84,630
Other Assets, Less Liabilities – (0.3)%		(139,134)
Net Assets – 100.0%		$50,988,827

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $259,329 and $50,868,632, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,527,038	$—	$—	$11,527,038
South Korea	6,393,773	—	—	6,393,773
Taiwan	4,193,116	—	—	4,193,116
India	3,928,762	—	—	3,928,762
Brazil	3,557,728	—	—	3,557,728
Hong Kong	3,487,512	—	—	3,487,512
Mexico	2,775,571	—	—	2,775,571
South Africa	2,439,830	—	—	2,439,830
Indonesia	2,173,501	—	—	2,173,501
Other Countries	9,350,000	957,171	—	10,307,171
Mutual Funds	343,959	—	—	343,959
Total	$50,170,790	$957,171	$—	$51,127,961
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	439,940	11,543,884	(11,724,469)	259,355
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$26	$—	$—	$8,442	$259,329
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
China	22.6%
South Korea	12.5%
Taiwan	8.2%
India	7.7%
Brazil	7.0%
Hong Kong	6.8%
Mexico	5.4%
South Africa	4.8%
United States	4.3%
Other Countries	20.7%
5

Quarterly Report
September 30, 2018
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 91.0%
Foreign Bonds – 49.0%
Australia – 1.4%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	693,000	$ 571,151
Commonwealth of Australia, 4.25%, 4/21/2026		620,000	500,158
Commonwealth of Australia, 3.25%, 4/21/2029		900,000	683,821
Commonwealth of Australia, 4.5%, 4/21/2033		160,000	138,436
Commonwealth of Australia, 3%, 3/21/2047		250,000	175,468
			$2,069,034
Belgium – 1.9%
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	350,000	$ 526,445
Kingdom of Belgium, 5.5%, 3/28/2028		1,000,000	1,669,063
Kingdom of Belgium, 1.9%, 6/22/2038		144,000	179,615
Kingdom of Belgium, 1.6%, 6/22/2047		250,000	282,529
			$2,657,652
Canada – 0.9%
Government of Canada, 2.5%, 6/01/2024	CAD	663,000	$ 517,034
Government of Canada, 1.5%, 6/01/2026		310,000	224,796
Government of Canada, 4%, 6/01/2041		500,000	491,313
Government of Canada, 2.75%, 12/01/2048		50,000	41,420
			$1,274,563
Denmark – 0.3%
Kingdom of Denmark, 4.5%, 11/15/2039	DKK	1,500,000	$ 399,479
France – 4.0%
Republic of France, 2.75%, 10/25/2027	EUR	1,830,000	$ 2,520,745
Republic of France, 4.5%, 4/25/2041		969,000	1,792,105
Republic of France, 3.25%, 5/25/2045		505,000	802,106
Republic of France, 4%, 4/25/2055		210,000	391,427
Republic of France, 1.75%, 5/25/2066		150,000	168,341
			$5,674,724
Germany – 0.5%
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	400,000	$ 475,032
Federal Republic of Germany, 2.5%, 7/04/2044		135,000	209,233
Federal Republic of Germany, 2.5%, 8/15/2046		65,000	102,011
			$786,276
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Greece – 1.9%
Hellenic Republic, 4.375%, 8/01/2022	EUR	1,157,000	$ 1,401,502
Hellenic Republic, 3.375%, 2/15/2025		1,200,000	1,359,056
			$2,760,558
Ireland – 0.8%
Republic of Ireland, 5.4%, 3/13/2025	EUR	800,000	$ 1,216,781
Italy – 8.4%
Republic of Italy, 3.75%, 3/01/2021	EUR	3,299,000	$ 4,029,619
Republic of Italy, 5.5%, 9/01/2022		2,195,000	2,866,722
Republic of Italy, 1.6%, 6/01/2026		1,800,000	1,918,549
Republic of Italy, 2%, 2/01/2028		800,000	856,753
Republic of Italy, 1.65%, 3/01/2032		1,400,000	1,360,248
Republic of Italy, 5%, 9/01/2040		368,000	510,786
Republic of Italy, 3.25%, 9/01/2046		500,000	547,211
			$12,089,888
Japan – 12.1%
Government of Japan, 1.7%, 9/20/2032	JPY	470,000,000	$ 4,898,805
Government of Japan, 1.5%, 3/20/2034		591,000,000	6,029,011
Government of Japan, 2.4%, 3/20/2037		352,600,000	4,086,492
Government of Japan, 1.8%, 3/20/2043		23,000,000	248,391
Government of Japan, 0.8%, 6/20/2047		225,000,000	1,946,858
Government of Japan, 2%, 3/20/2052		13,900,000	159,094
			$17,368,651
New Zealand – 1.3%
Government of New Zealand, 4.5%, 4/15/2027	NZD	2,440,000	$ 1,871,314
Portugal – 7.0%
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,380,000	$ 1,935,838
Republic of Portugal, 2.875%, 10/15/2025		2,700,000	3,447,824
Republic of Portugal, 4.125%, 4/14/2027		2,300,000	3,176,278
Republic of Portugal, 3.875%, 2/15/2030		800,000	1,088,694
Republic of Portugal, 4.1%, 4/15/2037		250,000	351,037
			$9,999,671
Spain – 3.5%
Kingdom of Spain, 2.75%, 10/31/2024	EUR	900,000	$ 1,165,365
Kingdom of Spain, 5.75%, 7/30/2032		1,116,000	1,919,742
Kingdom of Spain, 4.7%, 7/30/2041		870,000	1,434,095
Kingdom of Spain, 5.15%, 10/31/2044		300,000	529,606
			$5,048,808
Sweden – 0.2%
Kingdom of Sweden, 1%, 11/12/2026	SEK	3,000,000	$ 352,105

1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – 4.8%
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	883,000	$ 1,428,293
United Kingdom Treasury, 4.25%, 6/07/2032		71,000	121,016
United Kingdom Treasury, 4.25%, 3/07/2036		438,000	776,374
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	235,749
United Kingdom Treasury, 3.25%, 1/22/2044		1,080,000	1,775,199
United Kingdom Treasury, 3.75%, 7/22/2052		714,000	1,366,981
United Kingdom Treasury, 4%, 1/22/2060		405,000	864,130
United Kingdom Treasury, 3.5%, 7/22/2068		150,000	305,490
			$6,873,232
Total Foreign Bonds			$ 70,442,736
U.S. Bonds – 42.0%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, 1.264%, 1/17/2032 (i)(z)		$11,590	$ 3
Mortgage-Backed – 0.6%
Fannie Mae, 5.18%, 3/01/2019		$55,885	$ 56,040
Freddie Mac, 5.085%, 3/25/2019		43,000	43,210
Freddie Mac, 3.32%, 2/25/2023		5,000	5,023
Freddie Mac, 3.243%, 4/25/2027		400,000	391,318
Freddie Mac, 3.117%, 6/25/2027		322,320	312,241
			$807,832
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025		$5,123	$ 5,191
Small Business Administration, 5.09%, 10/01/2025		4,475	4,562
Small Business Administration, 5.21%, 1/01/2026		59,445	60,855
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 3/01/2033	$576,163	$ 545,828
		$616,436
U.S. Treasury Obligations – 41.0%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$3,137,000	$ 2,952,824
U.S. Treasury Bonds, 4.5%, 8/15/2039	3,668,400	4,419,706
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,261,000	2,092,485
U.S. Treasury Bonds, 3.625%, 2/15/2044	4,974,000	5,343,164
U.S. Treasury Bonds, 3%, 5/15/2047	2,105,000	2,027,378
U.S. Treasury Notes, 0.875%, 5/15/2019	6,100,000	6,039,715
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)	10,355,000	10,469,471
U.S. Treasury Notes, 1.375%, 5/31/2021	6,180,400	5,943,807
U.S. Treasury Notes, 1.75%, 5/15/2022	6,253,000	6,003,368
U.S. Treasury Notes, 1.375%, 8/31/2023	1,689,000	1,567,801
U.S. Treasury Notes, 2.75%, 2/15/2024	4,290,000	4,244,251
U.S. Treasury Notes, 2.25%, 11/15/2025	7,224,000	6,866,468
U.S. Treasury Notes, 2.875%, 5/15/2028	907,100	893,423
		$58,863,861
Total U.S. Bonds		$ 60,288,132
Total Bonds		$ 130,730,868
Investment Companies (h) – 11.4%
Money Market Funds – 11.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	16,417,179	$ 16,415,537
Other Assets, Less Liabilities – (2.4)%		(3,483,473)
Net Assets – 100.0%		$ 143,662,932

2

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,415,537 and $130,730,868, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, 1.264%, 1/17/2032	8/25/03-12/02/11	$3	$3
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,014,000	USD	727,974	Citibank N.A.	10/17/2018	$ 5,046
AUD	1,365,116	USD	982,152	Deutsche Bank AG	10/17/2018	4,691
AUD	1,014,000	USD	729,135	NatWest Markets PLC	10/17/2018	3,886
CAD	2,956,037	USD	2,249,641	Brown Brothers Harriman	10/17/2018	39,753
CAD	1,899,000	USD	1,464,555	State Street Bank Corp.	10/17/2018	6,185
EUR	1,915,000	USD	2,216,882	Citibank N.A.	10/17/2018	9,139
EUR	1,319,654	USD	1,529,603	UBS AG	10/17/2018	4,380
GBP	4,078,080	USD	5,316,205	Citibank N.A.	10/17/2018	2,686
MXN	74,144	USD	3,905	JPMorgan Chase Bank N.A.	10/17/2018	47
NOK	6,005,000	USD	731,503	Citibank N.A.	10/17/2018	6,779
NOK	5,989,000	USD	732,389	Deutsche Bank AG	10/17/2018	3,926
NOK	184	USD	23	JPMorgan Chase Bank N.A.	10/17/2018	0
NZD	4,368,000	USD	2,870,406	Citibank N.A.	10/17/2018	25,185
NZD	1,109,000	USD	728,513	Deutsche Bank AG	10/17/2018	6,654
PLN	24,635	USD	6,674	State Street Bank Corp.	10/17/2018	10
SEK	6,532,000	USD	731,053	Goldman Sachs International	10/17/2018	4,816
USD	726,159	AUD	996,000	Citibank N.A.	10/17/2018	6,150
USD	694,308	AUD	934,717	JPMorgan Chase Bank N.A.	10/17/2018	18,601
USD	1,442,350	EUR	1,239,000	Citibank N.A.	10/17/2018	2,120
3

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,193,595	EUR	1,877,000	Deutsche Bank AG	10/17/2018	$ 11,747
USD	2,050,190	EUR	1,753,586	Goldman Sachs International	10/17/2018	11,800
USD	794,583	EUR	676,811	JPMorgan Chase Bank N.A.	12/18/2018	3,704
USD	1,461,595	GBP	1,120,000	Goldman Sachs International	10/17/2018	820
USD	739,377	GBP	562,000	State Street Bank Corp.	10/17/2018	6,381
USD	1,439,866	JPY	160,240,416	Brown Brothers Harriman	10/17/2018	28,013
USD	1,603,323	JPY	178,405,849	Citibank N.A.	10/17/2018	31,417
USD	714,955	JPY	79,569,000	Goldman Sachs International	10/17/2018	13,885
USD	1,461,096	NZD	2,163,000	Deutsche Bank AG	10/17/2018	27,221
USD	4,495,323	NZD	6,611,985	Goldman Sachs International	10/17/2018	112,172
USD	362,640	SEK	3,191,903	Citibank N.A.	10/17/2018	3,053
USD	19,559	ZAR	267,347	Morgan Stanley Capital Services, Inc.	10/17/2018	692
						$ 400,959
Liability Derivatives
AUD	998,000	USD	734,151	Citibank N.A.	10/17/2018	$ (12,697)
DKK	2,102,556	USD	331,613	JPMorgan Chase Bank N.A.	10/17/2018	(3,850)
EUR	3,906,938	USD	4,581,727	Brown Brothers Harriman	10/17/2018	(40,252)
EUR	138,000	USD	161,244	Citibank N.A.	10/17/2018	(831)
EUR	1,986,579	USD	2,335,586	Deutsche Bank AG	10/17/2018	(26,361)
EUR	2,385,556	USD	2,790,565	NatWest Markets PLC	10/17/2018	(17,565)
GBP	80,000	USD	104,605	Goldman Sachs International	10/17/2018	(264)
GBP	93,896	USD	123,821	Merrill Lynch International	10/17/2018	(1,356)
JPY	69,699,243	USD	631,246	Citibank N.A.	10/17/2018	(17,137)
JPY	1,113,886,545	USD	10,074,573	Goldman Sachs International	10/17/2018	(260,295)
JPY	298,241,780	USD	2,684,756	JPMorgan Chase Bank N.A.	10/17/2018	(56,995)
JPY	79,962,147	USD	724,539	Morgan Stanley Capital Services, Inc.	10/17/2018	(20,005)
NZD	4,946,192	USD	3,305,519	Deutsche Bank AG	10/17/2018	(26,638)
SEK	4,176,194	USD	474,493	Brown Brothers Harriman	10/17/2018	(4,019)
SEK	6,425,000	USD	733,638	Goldman Sachs International	10/17/2018	(9,823)
USD	1,452,132	CAD	1,896,000	Citibank N.A.	10/17/2018	(16,284)
USD	1,568,340	CAD	2,059,434	JPMorgan Chase Bank N.A.	10/17/2018	(26,652)
USD	1,456,053	CAD	1,892,000	NatWest Markets PLC	10/17/2018	(9,265)
USD	5,071	CHF	5,000	JPMorgan Chase Bank N.A.	10/17/2018	(30)
USD	1,972,816	EUR	1,698,312	Brown Brothers Harriman	10/17/2018	(1,323)
USD	1,743,546	EUR	1,515,000	Citibank N.A.	10/17/2018	(17,510)
USD	5,044,818	EUR	4,356,853	Deutsche Bank AG	10/17/2018	(19,646)
USD	327,283	GBP	255,000	Deutsche Bank AG	10/17/2018	(5,304)
USD	724,629	NZD	1,106,000	Goldman Sachs International	10/17/2018	(8,549)
USD	825,819	NZD	1,250,000	Morgan Stanley Capital Services, Inc.	10/17/2018	(2,819)
						$(605,470)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bobl 5 yr	Short	EUR	22	$3,338,484	December - 2018	$18,595
German Euro Bund 10 yr	Short	EUR	8	1,474,906	December - 2018	14,657
						$33,252
4

Portfolio of Investments (unaudited) – continued
At September 30, 2018, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $51,564 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalent	$—	$59,480,297	$—	$59,480,297
Non-U.S. Sovereign Debt	—	70,442,736	—	70,442,736
Residential Mortgage-Backed Securities	—	807,832	—	807,832
Commercial Mortgage-Backed Securities	—	3	—	3
Mutual Funds	16,415,537	—	—	16,415,537
Total	$16,415,537	$130,730,868	$—	$147,146,405
Other Financial Instruments
Futures Contracts - Assets	$33,252	$—	$—	$33,252
Forward Foreign Currency Exchange Contracts - Assets	—	400,959	—	400,959
Forward Foreign Currency Exchange Contracts - Liabilities	—	(605,470)	—	(605,470)
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,035,474	63,939,020	(58,557,315)	16,417,179
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(792)	$533	$—	$69,749	$16,415,537
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	53.8%
Japan	12.1%
Italy	8.4%
Portugal	7.1%
United Kingdom	4.8%
France	4.0%
Spain	3.6%
Greece	1.9%
Germany	(2.8)%
Other Countries	7.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

Quarterly Report
September 30, 2018
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.9%
Rolls-Royce Holdings PLC	32,807	$ 422,218
United Technologies Corp.	4,554	636,695
		$1,058,913
Airlines – 1.0%
Aena S.A.	3,305	$ 573,672
Alcoholic Beverages – 3.2%
AmBev S.A., ADR	111,004	$ 507,288
Diageo PLC	14,394	510,116
Pernod Ricard S.A.	4,483	735,465
		$1,752,869
Apparel Manufacturers – 6.2%
Adidas AG	2,917	$ 714,273
Burberry Group PLC	11,715	307,677
Compagnie Financiere Richemont S.A.	2,388	194,660
LVMH Moet Hennessy Louis Vuitton SE	2,535	896,518
NIKE, Inc., “B”	9,460	801,451
VF Corp.	5,135	479,866
		$3,394,445
Broadcasting – 0.4%
Walt Disney Co.	1,718	$ 200,903
Brokerage & Asset Managers – 1.8%
Blackstone Group LP	21,527	$ 819,748
Charles Schwab Corp.	4,057	199,402
		$1,019,150
Business Services – 11.9%
Accenture PLC, “A”	7,390	$ 1,257,778
Brenntag AG	7,292	450,073
Cognizant Technology Solutions Corp., “A”	9,531	735,317
Compass Group PLC	14,928	331,939
Experian Group Ltd.	38,148	979,774
Fidelity National Information Services, Inc.	7,418	809,081
Fiserv, Inc. (a)	10,258	845,054
Intertek Group PLC	3,854	250,764
Verisk Analytics, Inc., “A” (a)	7,437	896,530
		$6,556,310
Cable TV – 1.8%
Comcast Corp., “A”	27,394	$ 970,021
Chemicals – 1.3%
PPG Industries, Inc.	6,623	$ 722,768
Computer Software – 3.3%
Dassault Systems S.A.	1,534	$ 229,310
Microsoft Corp.	13,805	1,578,878
		$1,808,188
Computer Software - Systems – 1.6%
Apple, Inc.	3,793	$ 856,232
Construction – 1.2%
Sherwin-Williams Co.	1,441	$ 655,958
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 6.6%
Colgate-Palmolive Co.	7,740	$ 518,193
Coty, Inc., “A”	31,412	394,535
Estee Lauder Cos., Inc., “A”	4,513	655,829
KOSE Corp.	1,200	228,657
L'Oréal	2,724	656,893
Reckitt Benckiser Group PLC	12,798	1,170,333
		$3,624,440
Electrical Equipment – 2.8%
Amphenol Corp., “A”	6,299	$ 592,232
Fortive Corp.	6,639	559,004
Mettler-Toledo International, Inc. (a)	676	411,670
		$1,562,906
Electronics – 5.9%
Analog Devices, Inc.	7,635	$ 705,932
Samsung Electronics Co. Ltd.	10,954	458,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,866	1,186,403
Texas Instruments, Inc.	8,280	888,361
		$3,239,396
Food & Beverages – 3.4%
Chr. Hansen Holding A.S.	1,466	$ 148,816
Danone S.A.	5,468	423,453
Nestle S.A.	12,051	1,004,700
PepsiCo, Inc.	2,677	299,289
		$1,876,258
Food & Drug Stores – 1.4%
Sundrug Co. Ltd.	21,800	$ 778,023
Gaming & Lodging – 1.3%
Paddy Power Betfair PLC	8,280	$ 700,411
General Merchandise – 1.3%
Dollarama, Inc.	9,086	$ 286,230
Lojas Renner S.A.	55,969	429,620
		$715,850
Insurance – 1.8%
Aon PLC	6,551	$ 1,007,413
Internet – 6.9%
Alibaba Group Holding Ltd., ADR (a)	4,036	$ 664,971
Alphabet, Inc., “A” (a)	1,734	2,093,077
Baidu, Inc., ADR (a)	2,891	661,114
NAVER Corp.	557	359,533
		$3,778,695
Leisure & Toys – 1.4%
Electronic Arts, Inc. (a)	6,236	$ 751,376
Machinery & Tools – 3.9%
Colfax Corp. (a)	6,611	$ 238,393
Daikin Industries Ltd.	6,000	798,715
Nordson Corp.	5,765	800,758

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	1,276	$ 318,025
		$2,155,891
Medical & Health Technology & Services – 0.7%
CVS Health Corp.	4,725	$ 371,952
Medical Equipment – 5.2%
Abbott Laboratories	10,743	$ 788,106
Cooper Cos., Inc.	1,028	284,910
Danaher Corp.	3,982	432,684
Thermo Fisher Scientific, Inc.	4,158	1,014,885
Waters Corp. (a)	1,625	316,355
		$2,836,940
Oil Services – 0.6%
Schlumberger Ltd.	5,609	$ 341,700
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	2,017	$ 449,952
HDFC Bank Ltd.	25,378	702,298
Julius Baer Group Ltd.	8,616	431,151
Mastercard, Inc., “A”	2,687	598,153
Visa, Inc., “A”	5,963	894,987
		$3,076,541
Pharmaceuticals – 3.4%
Bayer AG	10,811	$ 960,362
Roche Holding AG	2,458	595,465
Zoetis, Inc.	3,733	341,794
		$1,897,621
Printing & Publishing – 1.3%
Moody's Corp.	4,178	$ 698,562
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.8%
Adani Ports and Special Economic Zone Ltd.	31,685	$ 143,761
Union Pacific Corp.	5,239	853,066
		$996,827
Restaurants – 1.9%
Starbucks Corp.	18,243	$ 1,036,932
Specialty Chemicals – 4.5%
Croda International PLC	8,092	$ 548,661
Ecolab, Inc.	4,716	739,375
Elanco Animal Health, Inc. (a)	555	19,364
Kansai Paint Co. Ltd.	25,200	464,432
Sika AG	3,428	499,145
Symrise AG	2,570	234,594
		$2,505,571
Specialty Stores – 1.6%
TJX Cos., Inc.	7,792	$ 872,860
Total Common Stocks		$ 54,395,594
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	604,063	$ 604,003
Other Assets, Less Liabilities – (0.0)%		(2,885)
Net Assets – 100.0%		$ 54,996,712

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $604,003 and $54,395,594, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$54,395,594	$—	$—	$54,395,594
Mutual Funds	604,003	—	—	604,003
Total	$54,999,597	$—	$—	$54,999,597
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	480,970	9,070,544	(8,947,451)	604,063
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(84)	$—	$—	$5,697	$604,003
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	59.3%
United Kingdom	8.2%
Switzerland	5.5%
France	5.3%
Germany	4.3%
Japan	4.1%
China	2.4%
Taiwan	2.2%
Brazil	1.7%
Other Countries	7.0%
4

Quarterly Report
September 30, 2018
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.2%
Honeywell International, Inc. (a)	8,464	$ 1,396,560
Northrop Grumman Corp.	2,992	949,571
United Technologies Corp.	5,690	795,519
		$3,141,650
Alcoholic Beverages – 1.5%
AmBev S.A., ADR	62,777	$ 286,891
China Resources Beer Holdings Co. Ltd.	118,000	474,059
Constellation Brands, Inc., “A”	2,247	484,498
Thai Beverage PLC	493,300	245,378
		$1,490,826
Apparel Manufacturers – 1.9%
LVMH Moet Hennessy Louis Vuitton SE	2,473	$ 874,591
NIKE, Inc., “B”	12,137	1,028,247
		$1,902,838
Automotive – 0.0%
Garrett Motion, Inc. (a)	212	$ 3,929
Biotechnology – 0.7%
Biogen, Inc. (a)	1,848	$ 652,917
Brokerage & Asset Managers – 2.7%
Blackstone Group LP	21,259	$ 809,543
NASDAQ, Inc.	5,536	474,989
TD Ameritrade Holding Corp.	13,002	686,896
TMX Group Ltd.	9,753	654,579
		$2,626,007
Business Services – 5.6%
Accenture PLC, “A”	4,145	$ 705,479
Cognizant Technology Solutions Corp., “A”	9,687	747,352
DXC Technology Co.	12,613	1,179,568
Fidelity National Information Services, Inc.	9,841	1,073,358
Fiserv, Inc. (a)	9,460	779,315
Global Payments, Inc.	8,198	1,044,425
		$5,529,497
Cable TV – 1.0%
Comcast Corp., “A”	26,225	$ 928,627
Chemicals – 1.9%
DowDuPont, Inc.	15,369	$ 988,381
PPG Industries, Inc.	7,810	852,305
		$1,840,686
Computer Software – 4.6%
Adobe Systems, Inc. (a)	4,581	$ 1,236,641
Microsoft Corp.	17,732	2,028,009
Salesforce.com, Inc. (a)	8,100	1,288,143
		$4,552,793
Computer Software - Systems – 1.1%
Constellation Software, Inc.	838	$ 616,259
SS&C Technologies Holdings, Inc.	8,154	463,392
		$1,079,651
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Sherwin-Williams Co.	1,966	$ 894,943
Techtronic Industries Co. Ltd.	72,500	463,061
Vulcan Materials Co.	2,622	291,566
		$1,649,570
Consumer Products – 1.4%
Coty, Inc., “A”	19,452	$ 244,317
L'Oréal	1,558	375,712
Newell Brands, Inc.	11,786	239,256
Reckitt Benckiser Group PLC	5,453	498,658
		$1,357,943
Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	415	$ 823,360
Ctrip.com International Ltd., ADR (a)	10,073	374,413
		$1,197,773
Containers – 0.4%
Berry Global Group, Inc. (a)	7,763	$ 375,652
Electrical Equipment – 2.8%
HD Supply Holdings, Inc. (a)	15,368	$ 657,597
Johnson Controls International PLC	18,163	635,705
Schneider Electric S.A.	11,790	948,633
TE Connectivity Ltd.	5,697	500,937
		$2,742,872
Electronics – 3.0%
Analog Devices, Inc.	8,675	$ 802,091
NVIDIA Corp.	2,704	759,878
Taiwan Semiconductor Manufacturing Co. Ltd.	123,000	1,057,462
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,774	343,300
		$2,962,731
Energy - Independent – 2.4%
EOG Resources, Inc.	8,654	$ 1,103,991
Marathon Petroleum Corp.	8,048	643,598
Oil Search Ltd.	94,750	618,465
		$2,366,054
Energy - Integrated – 2.1%
BP PLC	140,674	$ 1,080,508
Suncor Energy, Inc.	25,681	993,719
		$2,074,227
Food & Beverages – 2.9%
Danone S.A.	6,086	$ 471,313
Mondelez International, Inc.	15,678	673,527
Nestle S.A.	11,331	944,673
PepsiCo, Inc.	6,380	713,284
		$2,802,797

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.1%
Sundrug Co. Ltd.	16,200	$ 578,164
Tesco PLC	151,682	474,090
		$1,052,254
Gaming & Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	4,932	$ 398,407
Paddy Power Betfair PLC	3,860	326,520
		$724,927
Health Maintenance Organizations – 0.5%
Cigna Corp.	2,491	$ 518,751
Insurance – 3.3%
AIA Group Ltd.	143,600	$ 1,282,217
Aon PLC	7,355	1,131,052
Chubb Ltd.	5,894	787,674
		$3,200,943
Internet – 4.7%
Alphabet, Inc., “A” (a)(s)	1,564	$ 1,887,873
Alphabet, Inc., “C” (a)	215	256,596
Baidu, Inc., ADR (a)	2,122	485,259
Facebook, Inc., “A” (a)(s)	9,044	1,487,376
LogMeIn, Inc.	5,505	490,496
		$4,607,600
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	6,859	$ 826,441
Machinery & Tools – 3.0%
Flowserve Corp.	10,172	$ 556,307
GEA Group AG	13,125	467,526
Kubota Corp.	32,300	548,946
Roper Technologies, Inc.	2,793	827,314
Schindler Holding AG	1,979	493,238
		$2,893,331
Major Banks – 3.5%
Barclays PLC	238,371	$ 533,708
BNP Paribas	13,768	842,588
Erste Group Bank AG	11,605	482,099
Mitsubishi UFJ Financial Group, Inc.	104,800	654,055
UBS AG	56,555	893,216
		$3,405,666
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	5,534	$ 850,853
Medical Equipment – 4.2%
Danaher Corp.	8,219	$ 893,076
Essilor International S.A.	5,419	801,881
Medtronic PLC	14,178	1,394,690
PerkinElmer, Inc.	10,380	1,009,663
		$4,099,310
Metals & Mining – 0.7%
Rio Tinto Ltd.	13,820	$ 698,904
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	114,000	$ 463,814
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	13,326	$ 430,014
Enterprise Products Partners LP	18,465	530,500
		$960,514
Network & Telecom – 1.2%
Cisco Systems, Inc.	24,394	$ 1,186,768
Oil Services – 0.6%
Schlumberger Ltd.	9,232	$ 562,413
Other Banks & Diversified Financials – 8.7%
Aeon Credit Service Co. Ltd.	31,700	$ 656,487
Citigroup, Inc. (s)	20,422	1,465,074
Credicorp Ltd.	4,324	964,598
HDFC Bank Ltd.	33,088	915,660
Intesa Sanpaolo S.p.A.	233,464	596,611
Julius Baer Group Ltd.	12,830	642,023
KBC Groep N.V.	12,371	920,691
Mastercard, Inc., “A”	5,520	1,228,807
U.S. Bancorp	22,563	1,191,552
		$8,581,503
Pharmaceuticals – 5.1%
Bayer AG	10,441	$ 927,495
Johnson & Johnson	11,041	1,525,535
Roche Holding AG	4,005	970,235
Santen Pharmaceutical Co. Ltd.	50,400	798,894
Zoetis, Inc.	8,484	776,795
		$4,998,954
Printing & Publishing – 0.5%
RELX Group PLC	24,782	$ 520,650
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	2,603	$ 551,680
DP World Ltd.	23,375	446,462
		$998,142
Real Estate – 1.8%
LEG Immobilien AG	8,250	$ 979,418
Store Capital Corp., REIT	26,782	744,272
		$1,723,690
Restaurants – 1.2%
Starbucks Corp.	11,922	$ 677,647
Yum China Holdings, Inc.	15,040	528,054
		$1,205,701
Specialty Chemicals – 2.4%
Akzo Nobel N.V.	6,233	$ 582,854
Croda International PLC	7,773	527,032
Elanco Animal Health, Inc. (a)	962	33,564
Linde AG	3,138	742,156
Sika AG	3,486	507,590
		$2,393,196
Specialty Stores – 3.4%
Amazon.com, Inc. (a)	1,173	$ 2,349,519
Costco Wholesale Corp.	3,085	724,605
Dufry AG	2,666	300,584
		$3,374,708

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.2%
Advanced Info Service PLC	84,500	$ 525,186
American Tower Corp., REIT	5,108	742,192
KDDI Corp.	31,000	856,442
		$2,123,820
Telephone Services – 0.8%
Com Hem Holding AB	22,142	$ 366,235
Hellenic Telecommunications Organization S.A.	37,643	461,966
		$828,201
Tobacco – 0.5%
Philip Morris International, Inc.	6,568	$ 535,555
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	57,000	$ 667,325
CMS Energy Corp.	18,735	918,015
Iberdrola S.A.	64,948	477,935
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NextEra Energy, Inc.	3,757	$ 629,673
		$2,692,948
Total Common Stocks		$97,308,597
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,163,223	$ 1,163,106
Other Assets, Less Liabilities – (0.3)%		(269,757)
Net Assets – 100.0%		$98,201,946

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,163,106 and $97,308,597, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At September 30, 2018, the fund had cash collateral of $2,525 and other liquid securities with an aggregate value of $538,695 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,096,418	$—	$—	$59,096,418
Switzerland	4,751,560	—	—	4,751,560
France	4,314,717	—	—	4,314,717
Japan	4,092,990	—	—	4,092,990
United Kingdom	3,812,901	—	—	3,812,901
Canada	3,246,251	—	—	3,246,251
Germany	3,116,595	—	—	3,116,595
Hong Kong	2,412,602	—	—	2,412,602
China	2,325,600	—	—	2,325,600
Other Countries	9,613,777	525,186	—	10,138,963
Mutual Funds	1,163,106	—	—	1,163,106
Total	$97,946,517	$525,186	$—	$98,471,703
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	477,596	13,600,068	(12,914,441)	1,163,223
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(102)	$6	$—	$6,960	$1,163,106
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	61.1%
Switzerland	4.8%
France	4.4%
Japan	4.2%
United Kingdom	3.9%
Canada	3.3%
Germany	3.2%
Hong Kong	2.5%
China	2.4%
Other Countries	10.2%
5

Quarterly Report
September 30, 2018
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 58.6%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$370,000	$ 346,542
L3 Technologies, Inc., 3.85%, 6/15/2023		555,000	555,691
Lockheed Martin Corp., 3.55%, 1/15/2026		749,000	740,218
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	400,000	459,247
			$2,101,698
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$985,000	$ 934,145
Asset-Backed & Securitized – 2.3%
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		$616,679	$ 618,647
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.158% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		591,023	593,299
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		858,000	854,949
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,292,000	1,282,496
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	2,029,521
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.986% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		1,991,841	1,990,263
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,550,777
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	643,681
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.735% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,247,099
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,261,027
			$15,071,759
Automotive – 0.7%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,100,000	$ 1,285,202
General Motors Co., 6.75%, 4/01/2046		$312,000	337,710
General Motors Financial Co., Inc., 4.35%, 1/17/2027		1,000,000	955,373
Lear Corp., 3.8%, 9/15/2027		608,000	564,465
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	550,000	627,785
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Financial Services AG, 0.875%, 4/12/2023	EUR	500,000	$ 575,436
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR (EUR Swap Rate - 5yr. + 2.54%) to 12/14/2027, FLR (EUR Swap Rate - 5yr. + 2.79%) to 12/14/2042, FLR (EUR Swap Rate - 5yr. + 3.54%) to 12/31/2099		400,000	462,098
			$4,808,069
Banks & Diversified Financials (Covered Bonds) – 0.1%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	500,000	$ 572,609
Broadcasting – 0.3%
RELX Finance B.V., 1%, 3/22/2024	EUR	350,000	$ 406,760
SES S.A., 1.625%, 3/22/2026		500,000	574,633
WPP Finance, 2.875%, 9/14/2046	GBP	340,000	350,389
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	330,000	379,269
			$1,711,051
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.85%, 5/21/2025		$596,000	$ 600,215
E*TRADE Financial Corp., 2.95%, 8/24/2022		499,000	482,586
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 2.625%) to 4/11/2048	EUR	300,000	347,922
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$506,000	501,682
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	828,209
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	662,964
			$3,423,578
Building – 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	$ 369,188
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		339,000	311,396
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		446,000	408,874
Owens Corning, 4.4%, 1/30/2048		443,000	366,865
			$1,456,323
Business Services – 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$ 933,146
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		179,000	178,744
Fidelity National Information Services, Inc., 5%, 10/15/2025		108,000	113,716

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Fidelity National Information Services, Inc., 3%, 8/15/2026		$758,000	$ 700,415
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		968,000	937,548
			$2,863,569
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$332,000	$ 357,065
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	483,773
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	882,014
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	536,721
Sky PLC, 2.5%, 9/15/2026	EUR	550,000	683,774
			$2,943,347
Chemicals – 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$ 679,188
International Flavors & Fragrances, Inc., 1.8%, 9/25/2026	EUR	240,000	279,371
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		$694,000	707,131
			$1,665,690
Computer Software – 0.2%
Microsoft Corp., 4.1%, 2/06/2037		$824,000	$ 851,148
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	300,000	347,925
			$1,199,073
Computer Software - Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$900,000	$ 967,585
Apple, Inc., 3.6%, 7/31/2042	GBP	200,000	302,567
Apple, Inc., 4.25%, 2/09/2047		$225,000	229,604
			$1,499,756
Conglomerates – 0.3%
General Electric Co., 4.5%, 3/11/2044		$392,000	$ 369,741
Smiths Group PLC, 2%, 2/23/2027	EUR	500,000	580,035
United Technologies Corp., 4.45%, 11/16/2038		$504,000	500,595
Wabtec Corp., 4.7%, 9/15/2028		355,000	349,375
			$1,799,746
Consumer Products – 0.4%
JAB Holdings B.V., 2%, 5/18/2028	EUR	600,000	$ 692,159
JAB Holdings B.V., 2.5%, 6/25/2029		600,000	712,962
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	577,938
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	394,593
			$2,377,652
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$200,000	$ 183,628
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	705,242
Priceline Group, Inc., 1.8%, 3/03/2027		800,000	939,694
Priceline Group, Inc., 3.55%, 3/15/2028		$356,000	340,322
Visa, Inc., 4.15%, 12/14/2035		585,000	603,993
Visa, Inc., 3.65%, 9/15/2047		390,000	363,256
			$3,136,135
Electronics – 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	800,000	$ 939,510
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$471,000	443,419
			$1,382,929
Emerging Market Quasi-Sovereign – 1.4%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		$2,116,000	$ 1,989,163
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		2,183,000	2,134,995
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,570,000	1,678,330
Pertamina PT, 6%, 5/03/2042 (n)		2,084,000	2,136,944
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,024,000	989,986
			$8,929,418
Emerging Market Sovereign – 1.0%
Government of Malaysia, 3.759%, 3/15/2019	MYR	5,318,000	$ 1,288,308
Republic of Hungary, 5.375%, 2/21/2023		$1,972,000	2,089,346
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	613,209
Republic of Indonesia, 2.15%, 7/18/2024 (z)		339,000	398,024
United Mexican States, 8%, 6/11/2020	MXN	32,920,000	1,764,863
United Mexican States, 4.6%, 2/10/2048		$829,000	779,260
			$6,933,010
Energy - Independent – 0.3%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$ 2,137,852
Energy - Integrated – 0.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$322,000	$ 318,552
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$973,000	$ 892,296
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	501,157
			$1,393,453

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$ 446,283
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	344,706
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	707,071
Kraft Heinz Foods Co., 5.2%, 7/15/2045		$77,000	75,268
Kraft Heinz Foods Co., 4.375%, 6/01/2046		230,000	203,136
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	408,216
			$2,184,680
Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	510,000	$ 699,689
Industrial – 0.1%
Grainger PLC, 3.375%, 4/24/2028	GBP	280,000	$ 359,268
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	480,000	$ 556,107
Argentum Zurich Insurance, 3.5%, 10/01/2046		400,000	492,666
NN Group N.V., 4.625%, 4/08/2044		500,000	633,199
			$1,681,972
Insurance - Health – 0.2%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$ 814,434
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		510,000	508,547
			$1,322,981
Insurance - Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$ 621,149
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		400,000	417,023
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	262,143
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	320,000	374,604
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	416,840
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$839,000	848,333
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	343,135
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	400,000	562,012
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	610,000	705,422
			$4,550,661
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.6%
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	$ 713,062
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024		350,000	398,897
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		$2,880,000	2,762,033
			$3,873,992
International Market Sovereign – 18.2%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	899,000	$ 740,930
Commonwealth of Australia, 3.25%, 4/21/2025		4,481,000	3,390,392
Commonwealth of Australia, 2.75%, 11/21/2027		2,175,000	1,583,427
Commonwealth of Australia, 3.75%, 4/21/2037		4,110,000	3,290,958
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,459,000	3,811,136
Federal Republic of Germany, 2.5%, 8/15/2046		1,208,000	1,895,834
Government of Canada, 1.5%, 6/01/2023	CAD	10,395,000	7,755,307
Government of Canada, 5.75%, 6/01/2033		2,402,000	2,610,540
Government of Canada, 4%, 6/01/2041		1,864,000	1,831,616
Government of Japan, 1.7%, 9/20/2032	JPY	821,400,000	8,561,443
Government of Japan, 2.4%, 3/20/2037		680,350,000	7,884,982
Government of Japan, 0.5%, 6/20/2038		1,791,300,000	15,343,032
Kingdom of Spain, 2.75%, 10/31/2024	EUR	1,296,000	1,678,125
Kingdom of Spain, 5.15%, 10/31/2028		5,291,000	8,227,601
Kingdom of Spain, 4.7%, 7/30/2041		1,775,000	2,925,884
Republic of France, 4.75%, 4/25/2035		1,986,000	3,553,523
Republic of France, 4.5%, 4/25/2041		895,000	1,655,246
Republic of France, 4%, 4/25/2055		1,445,000	2,693,395
Republic of Ireland, 0.9%, 5/15/2028		2,025,000	2,332,125
Republic of Italy, 5.5%, 9/01/2022		3,777,000	4,932,852
Republic of Italy, 2.5%, 12/01/2024		7,997,000	9,216,175
Republic of Italy, 1.65%, 3/01/2032		4,886,000	4,747,264
Republic of Portugal, 2.875%, 10/15/2025		4,020,000	5,133,428
Republic of Portugal, 2.125%, 10/17/2028		6,462,000	7,670,244
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,497,000	4,104,325
United Kingdom Treasury, 3.75%, 7/22/2052		1,340,000	2,565,482
United Kingdom Treasury, 4%, 1/22/2060		344,000	733,977
			$ 120,869,243

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$ 619,482
Province of British Columbia, 2.3%, 6/18/2026		965,000	717,058
			$1,336,540
Major Banks – 2.9%
Bank of America Corp., 2.625%, 4/19/2021		$972,000	$ 956,397
Bank of America Corp., 3.004%, 12/20/2023		745,000	722,974
Bank of America Corp., 3.5%, 4/19/2026		1,274,000	1,231,719
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,187,249
Bank of New York Mellon Corp., 2.95%, 1/29/2023		1,051,000	1,025,240
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	705,290
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	481,092
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,350,514
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025	EUR	400,000	459,124
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$530,000	519,099
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,580,973
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	730,258
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,531,182
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR (LIBOR - 3mo. + 1.38%) to 5/01/2028		745,000	711,584
Morgan Stanley, 2.5%, 4/21/2021		650,000	635,087
Morgan Stanley, 5.5%, 7/28/2021		850,000	894,757
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	445,566
Morgan Stanley, 3.95%, 4/23/2027		$636,000	610,441
PNC Bank N.A., 2.6%, 7/21/2020		873,000	866,746
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,096,000	1,048,963
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	590,028
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$1,179,000	1,132,216
			$19,416,499
Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	$ 820,411
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	606,232
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,011,323
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		$141,000	$ 136,859
Life Technologies Corp., 6%, 3/01/2020		411,000	425,619
Northwell Healthcare, Inc., 3.979%, 11/01/2046		101,000	91,695
Northwell Healthcare, Inc., 4.26%, 11/01/2047		754,000	716,750
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	882,248
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		394,000	364,872
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		800,000	748,121
			$5,804,130
Medical Equipment – 0.1%
Abbott Laboratories, 4.9%, 11/30/2046		$593,000	$ 644,022
Metals & Mining – 0.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	$ 538,432
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	894,417
			$1,432,849
Midstream – 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$ 709,662
Enbridge, Inc., 5.5%, 12/01/2046		353,000	394,101
MPLX LP, 4.5%, 4/15/2038		449,000	423,180
ONEOK, Inc., 4.95%, 7/13/2047		1,191,000	1,183,400
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		890,000	863,365
			$3,573,708
Mortgage-Backed – 6.8%
Fannie Mae, 4.6%, 9/01/2019		$563,320	$ 570,647
Fannie Mae, 4.45%, 10/01/2019		390,134	395,436
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,392,007	2,545,755
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		8,227,817	8,556,476
Fannie Mae, 4%, 3/01/2025 - 2/01/2041		4,258,546	4,333,475
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		182,977	197,445
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		318,462	349,458
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,858,725	3,819,355
Freddie Mac, 2.323%, 10/25/2018		145,046	144,803
Freddie Mac, 5.085%, 3/25/2019		30,000	30,147
Freddie Mac, 4.186%, 8/25/2019		650,000	655,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.757%, 5/25/2020	$17,027	$ 17,012
Freddie Mac, 3.32%, 7/25/2020	85,438	85,511
Freddie Mac, 3.064%, 8/25/2024	2,767,003	2,730,411
Freddie Mac, 4%, 7/01/2025	143,599	147,036
Freddie Mac, 2.673%, 3/25/2026	2,800,000	2,663,933
Freddie Mac, 3.243%, 4/25/2027	2,270,000	2,220,730
Freddie Mac, 3.117%, 6/25/2027	1,036,027	1,003,631
Freddie Mac, 3.194%, 7/25/2027	2,520,000	2,452,302
Freddie Mac, 3.244%, 8/25/2027	2,367,000	2,310,051
Freddie Mac, 3.187%, 9/25/2027	1,222,000	1,185,925
Freddie Mac, 3.286%, 11/25/2027	1,303,000	1,273,837
Freddie Mac, 3.35%, 1/25/2028	2,001,000	1,962,470
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	52,834	57,105
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	897,455	956,161
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	1,536,652	1,603,158
Freddie Mac, 3.5%, 1/01/2047	1,527,849	1,505,479
Ginnie Mae, 5%, 5/15/2040	144,672	151,764
Ginnie Mae, 3.5%, 6/20/2043	1,266,390	1,266,449
		$45,191,434
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	$55,000	$ 56,806
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030	572,000	591,688
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	245,000	246,580
		$895,074
Natural Gas - Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$1,420,000	$ 1,398,700
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
AT&T, Inc., 4.75%, 5/15/2046		$602,000	$ 550,009
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	350,000	442,506
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	576,094
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$2,129,000	2,017,081
			$3,585,690
Oil Services – 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$780,000	$ 755,641
Oils – 0.4%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$ 452,340
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	493,405
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	587,203
Phillips 66, 4.875%, 11/15/2044		$795,000	824,094
			$2,357,042
Other Banks & Diversified Financials – 0.6%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	$ 367,933
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	375,550
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	590,480
Citizens Bank N.A., 2.55%, 5/13/2021		$471,000	458,853
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	259,503
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		450,000	627,957
KBC Group N.V., 0.875%, 6/27/2023	EUR	200,000	232,162
Macquarie Group Ltd., 1.25% to 3/05/2024, FLR (EURIBOR - 3mo. + 0.83%) to 3/05/2025		300,000	337,856
UniCredit S.p.A., 1%, 1/18/2023		800,000	875,178
			$4,125,472
Pharmaceuticals – 0.4%
Bayer Capital Corp. B.V., 1.5%, 6/26/2026	EUR	600,000	$ 693,880
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	1,469,289
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	444,275
			$2,607,444
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$637,000	$ 633,097
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	$ 774,477

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	$ 1,273,267
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		350,000	394,641
			$1,667,908
Retailers – 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$ 1,157,270
Home Depot, Inc., 2.625%, 6/01/2022		695,000	680,928
Home Depot, Inc., 3%, 4/01/2026		830,000	796,894
			$2,635,092
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	500,000	$ 581,802
Supermarkets – 0.2%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	350,000	$ 403,735
Esselunga S.p.A., 1.875%, 10/25/2027		350,000	410,242
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	557,814
			$1,371,791
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$ 306,485
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		465,000	363,509
			$669,994
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	$ 337,706
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	798,624
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	310,000	361,418
Crown Castle International Corp., 2.25%, 9/01/2021		$1,072,000	1,029,700
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	406,170
SBA Tower Trust, 2.898%, 10/15/2019 (n)		349,000	348,299
Vodafone Group PLC, 4.125%, 5/30/2025		317,000	314,548
			$3,596,465
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	$ 552,563
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$ 576,303
Imperial Brands Finance PLC, 1.375%, 1/27/2025		300,000	343,494
Reynolds American, Inc., 4.45%, 6/12/2025		$258,000	259,901
			$1,179,698
Transportation - Services – 0.4%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	250,000	$ 347,645
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	542,303
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$574,000	718,842
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	343,109
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	354,805
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	575,161
			$2,881,865
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$5,787	$ 5,899
Small Business Administration, 5.21%, 1/01/2026		185,766	190,171
Small Business Administration, 5.31%, 5/01/2027		63,746	65,778
Small Business Administration, 2.22%, 3/01/2033		1,276,267	1,209,073
			$1,470,921
U.S. Treasury Obligations – 9.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$150,000	$ 158,022
U.S. Treasury Bonds, 4.5%, 8/15/2039		2,370,000	2,855,387
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		8,118,000	8,720,508
U.S. Treasury Bonds, 3%, 5/15/2047		3,866,000	3,723,441
U.S. Treasury Notes, 1.375%, 4/30/2020 (f)		10,625,000	10,394,653
U.S. Treasury Notes, 1.75%, 5/15/2022		2,264,000	2,173,617
U.S. Treasury Notes, 2%, 11/30/2022		5,041,000	4,856,885
U.S. Treasury Notes, 2.125%, 12/31/2022 (f)		4,247,000	4,109,138
U.S. Treasury Notes, 1.375%, 8/31/2023		2,931,000	2,720,678
U.S. Treasury Notes, 2.375%, 8/15/2024		1,751,300	1,693,494
U.S. Treasury Notes, 2.875%, 5/31/2025		3,559,000	3,529,527
U.S. Treasury Notes, 2.25%, 11/15/2025		3,352,000	3,186,102

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		$13,994,000	$ 13,643,603
			$61,765,055
Utilities - Electric Power – 1.8%
Duke Energy Corp., 2.65%, 9/01/2026		$995,000	$ 899,628
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	805,845
Emera U.S. Finance LP, 2.7%, 6/15/2021		376,000	365,006
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	404,995
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	299,151
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	300,000	329,703
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$343,000	310,441
Enersis Americas S.A., 4%, 10/25/2026		1,891,000	1,795,504
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,177,342
Exelon Corp., 3.497%, 6/01/2022		406,000	398,914
Innogy Finance B.V., 1.625%, 5/30/2026	EUR	380,000	447,917
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	455,708
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$992,000	954,421
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	492,228
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		280,000	290,061
Public Service Enterprise Group, 2%, 11/15/2021		1,215,000	1,157,095
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,200,000	1,171,957
			$11,755,916
Total Bonds			$388,862,789
Common Stocks – 34.2%
Aerospace – 1.4%
Boeing Co.		3,605	$ 1,340,700
Honeywell International, Inc. (a)		18,287	3,017,355
Lockheed Martin Corp.		11,645	4,028,704
United Technologies Corp.		8,869	1,239,975
			$9,626,734
Airlines – 0.3%
Aena S.A.		2,570	$ 446,093
Air Canada (a)		62,319	1,331,633
			$1,777,726
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.7%
Heineken N.V.	19,668	$ 1,844,198
Molson Coors Brewing Co.	11,732	721,518
Pernod Ricard S.A.	13,834	2,269,557
		$4,835,273
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	8,874	$ 723,375
Automotive – 0.4%
Aptiv PLC	8,588	$ 720,533
Garrett Motion, Inc. (a)	458	8,467
Magna International, Inc.	28,955	1,520,998
USS Co. Ltd.	26,700	495,602
		$2,745,600
Biotechnology – 0.1%
Biogen, Inc. (a)	2,677	$ 945,811
Broadcasting – 0.5%
Omnicom Group, Inc.	23,887	$ 1,624,794
Publicis Groupe S.A.	12,236	731,356
WPP PLC	58,018	850,355
		$3,206,505
Brokerage & Asset Managers – 0.3%
BlackRock, Inc.	3,336	$ 1,572,357
TMX Group Ltd.	9,167	615,250
		$2,187,607
Business Services – 2.5%
Accenture PLC, “A”	21,069	$ 3,585,944
Bunzl PLC	26,832	843,895
CGI Group, Inc., “A” (a)	10,556	680,605
Cognizant Technology Solutions Corp., “A”	8,944	690,030
Compass Group PLC	99,349	2,209,125
DXC Technology Co.	17,913	1,675,224
Equifax, Inc.	4,041	527,633
Experian Group Ltd.	40,735	1,046,217
Fidelity National Information Services, Inc.	8,852	965,488
Fiserv, Inc. (a)	12,074	994,656
Nomura Research Institute Ltd.	22,400	1,131,632
Secom Co. Ltd.	16,500	1,345,036
SGS S.A.	252	663,509
		$16,358,994
Cable TV – 0.4%
Comcast Corp., “A”	80,517	$ 2,851,107
Chemicals – 1.1%
3M Co. (s)	10,419	$ 2,195,387
CF Industries Holdings, Inc.	6,754	367,688
Givaudan S.A.	811	1,994,032
LyondellBasell Industries N.V., “A”	2,968	304,250
PPG Industries, Inc.	20,584	2,246,332
		$7,107,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.2%
Adobe Systems, Inc. (a)	2,319	$ 626,014
Cadence Design Systems, Inc. (a)	17,512	793,644
		$1,419,658
Computer Software - Systems – 0.4%
Amadeus IT Group S.A.	19,438	$ 1,805,931
Hitachi Ltd.	29,700	1,008,995
		$2,814,926
Construction – 0.4%
Persimmon PLC	16,603	$ 511,794
Sherwin-Williams Co.	3,074	1,399,316
Stanley Black & Decker, Inc.	5,341	782,136
		$2,693,246
Consumer Products – 1.1%
Colgate-Palmolive Co.	12,279	$ 822,079
Kao Corp.	25,300	2,042,794
Kimberly-Clark Corp.	18,039	2,049,952
Reckitt Benckiser Group PLC	24,360	2,227,638
		$7,142,463
Containers – 0.1%
Amcor Ltd.	59,392	$ 587,303
Electrical Equipment – 1.2%
Johnson Controls International PLC	44,190	$ 1,546,650
Legrand S.A.	13,510	984,754
OMRON Corp.	21,500	908,291
Schneider Electric S.A.	51,604	4,152,099
Spectris PLC	16,052	496,483
		$8,088,277
Electronics – 1.9%
Analog Devices, Inc.	11,394	$ 1,053,489
Halma PLC	45,305	853,280
Hirose Electric Co. Ltd.	3,200	349,798
Hoya Corp.	12,700	754,489
Kyocera Corp.	13,200	792,325
Samsung Electronics Co. Ltd.	14,394	602,751
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,558	5,544,641
Texas Instruments, Inc.	26,658	2,860,137
		$12,810,910
Energy - Independent – 0.7%
Marathon Petroleum Corp.	29,672	$ 2,372,870
Occidental Petroleum Corp.	9,595	788,421
Phillips 66	10,515	1,185,251
		$4,346,542
Energy - Integrated – 1.1%
BP PLC	93,725	$ 719,896
Chevron Corp.	7,560	924,437
China Petroleum & Chemical Corp.	670,000	670,997
Exxon Mobil Corp.	24,834	2,111,387
Galp Energia SGPS S.A., “B”	46,132	915,367
LUKOIL PJSC, ADR	11,997	920,170
Suncor Energy, Inc.	25,013	967,870
		$7,230,124
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.1%
Bouygues S.A.	14,052	$ 607,410
Food & Beverages – 1.5%
Danone S.A.	15,559	$ 1,204,921
General Mills, Inc.	40,286	1,729,075
J.M. Smucker Co.	4,368	448,200
Marine Harvest	58,956	1,365,831
Nestle S.A.	49,378	4,116,678
Tyson Foods, Inc., “A”	17,226	1,025,464
		$9,890,169
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	27,883	$ 1,004,738
Gaming & Lodging – 0.1%
Sands China Ltd.	74,800	$ 338,725
Health Maintenance Organizations – 0.2%
Cigna Corp.	7,018	$ 1,461,499
Insurance – 2.1%
Aon PLC	20,825	$ 3,202,468
AXA	30,660	824,089
Chubb Ltd.	11,224	1,499,975
Hiscox Ltd.	32,752	702,234
Manulife Financial Corp.	20,845	372,633
MetLife, Inc.	45,709	2,135,524
Prudential Financial, Inc.	7,758	786,041
Travelers Cos., Inc.	16,036	2,080,030
Zurich Insurance Group AG	7,338	2,319,388
		$13,922,382
Machinery & Tools – 0.5%
Eaton Corp. PLC	22,823	$ 1,979,439
Illinois Tool Works, Inc.	11,572	1,633,040
		$3,612,479
Major Banks – 2.8%
ABSA Group Ltd.	44,170	$ 474,395
Bank of New York Mellon Corp.	28,876	1,472,387
China Construction Bank	1,656,000	1,446,926
Goldman Sachs Group, Inc.	5,961	1,336,695
JPMorgan Chase & Co.	36,144	4,078,489
Mitsubishi UFJ Financial Group, Inc.	105,400	657,799
PNC Financial Services Group, Inc.	6,917	942,026
Royal Bank of Canada	14,547	1,166,524
State Street Corp.	13,815	1,157,421
Svenska Handelsbanken AB, “A”	62,996	795,655
UBS AG	128,899	2,035,800
Wells Fargo & Co.	53,425	2,808,018
		$18,372,135
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	11,478	$ 1,596,819
McKesson Corp.	2,889	383,226
Sonic Healthcare Ltd.	35,505	639,310
		$2,619,355

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.0%
Abbott Laboratories	30,282	$ 2,221,487
Danaher Corp.	12,699	1,379,873
Medtronic PLC	24,734	2,433,084
Thermo Fisher Scientific, Inc.	3,460	844,517
		$6,878,961
Natural Gas - Distribution – 0.1%
ENGIE	52,153	$ 766,894
Network & Telecom – 0.1%
Cisco Systems, Inc.	18,560	$ 902,944
Oil Services – 0.2%
Schlumberger Ltd.	22,623	$ 1,378,193
Other Banks & Diversified Financials – 1.0%
Agricultural Bank of China Ltd., “H”	497,000	$ 243,791
American Express Co.	8,562	911,767
Citigroup, Inc.	22,900	1,642,846
DBS Group Holdings Ltd.	15,800	301,541
ING Groep N.V.	65,420	849,491
KBC Groep N.V.	12,166	905,434
U.S. Bancorp	35,203	1,859,071
		$6,713,941
Pharmaceuticals – 3.2%
Bayer AG	31,802	$ 2,825,034
Bristol-Myers Squibb Co.	24,690	1,532,755
Eli Lilly & Co.	10,927	1,172,576
Johnson & Johnson (s)	29,173	4,030,834
Novartis AG	34,613	2,976,704
Pfizer, Inc.	87,234	3,844,403
Roche Holding AG	14,452	3,501,083
Santen Pharmaceutical Co. Ltd.	65,900	1,044,586
		$20,927,975
Printing & Publishing – 0.5%
Moody's Corp.	8,378	$ 1,400,802
RELX Group PLC	51,410	1,080,083
Thomson Reuters Corp.	20,935	956,311
		$3,437,196
Railroad & Shipping – 0.2%
Canadian National Railway Co.	5,509	$ 494,708
Union Pacific Corp.	3,894	634,060
		$1,128,768
Real Estate – 0.7%
CK Asset Holdings Ltd.	100,500	$ 754,230
Deutsche Wohnen SE	39,566	1,898,163
Grand City Properties S.A.	19,977	517,697
Medical Properties Trust, Inc., REIT	57,816	862,036
Public Storage, Inc., REIT	1,676	337,932
		$4,370,058
Restaurants – 0.1%
Greggs PLC	21,100	$ 290,143
U.S. Foods Holding Corp. (a)	11,719	361,180
		$651,323
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	10,157	$ 949,791
PTT Global Chemical PLC	456,400	1,146,645
		$2,096,436
Specialty Stores – 0.1%
Dufry AG	4,644	$ 523,598
Telecommunications - Wireless – 0.9%
KDDI Corp.	140,700	$ 3,887,144
SK Telecom Co. Ltd.	1,753	445,658
Vodafone Group PLC	757,906	1,625,021
		$5,957,823
Telephone Services – 0.3%
Telenor A.S.A.	13,297	$ 259,936
Telus Corp.	18,492	681,612
TELUS Corp.	7,237	266,611
Verizon Communications, Inc.	15,326	818,255
		$2,026,414
Tobacco – 1.6%
Altria Group, Inc.	34,811	$ 2,099,451
British American Tobacco PLC	17,572	820,971
Japan Tobacco, Inc.	94,100	2,456,439
Philip Morris International, Inc. (s)	61,564	5,019,929
		$10,396,790
Trucking – 0.1%
United Parcel Service, Inc., “B”	6,761	$ 789,347
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc.	12,419	$ 880,259
Duke Energy Corp.	17,648	1,412,193
Exelon Corp.	45,501	1,986,574
NextEra Energy, Inc.	1,797	301,177
SSE PLC	121,128	1,809,285
Xcel Energy, Inc.	12,105	571,477
		$6,960,965
Total Common Stocks		$227,236,388
Preferred Stocks – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	16,334	$ 1,916,373
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	3,291	$ 166,162
NextEra Energy, Inc., 6.123%	3,325	189,359
Total Convertible Preferred Stocks		$ 355,521
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	39,735,041	$ 39,731,068

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2018 @ $1,340	Put	Goldman Sachs International	$38,172,825	225	$56,250
Other Assets, Less Liabilities – 0.8%	5,314,200
Net Assets – 100.0%	$663,472,589

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,731,068 and $618,427,321, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,355,337, representing 5.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.158% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	$591,024	$593,299
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,292,000	1,282,496
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	680,522	613,209
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	388,013	398,024
Total Restricted Securities			$2,887,028
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Portfolio of Investments (unaudited) – continued
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	9,444,229	USD	6,787,570	Deutsche Bank AG	10/17/2018	$ 39,665
AUD	2,166,184	USD	1,558,661	Goldman Sachs International	10/17/2018	7,275
AUD	2,308,038	USD	1,643,669	JPMorgan Chase Bank N.A.	11/16/2018	25,201
CAD	2,831,000	USD	2,174,387	Goldman Sachs International	10/17/2018	18,169
CAD	1,574,000	USD	1,210,182	JPMorgan Chase Bank N.A.	10/17/2018	8,852
CAD	2,792,000	USD	2,155,119	NatWest Markets PLC	10/17/2018	7,232
CHF	2,631,000	USD	2,668,450	JPMorgan Chase Bank N.A.	10/17/2018	15,988
EUR	101,121	USD	117,169	Brown Brothers Harriman	10/17/2018	375
GBP	806,253	USD	1,049,907	Citibank N.A.	10/17/2018	1,659
GBP	29,555	USD	38,264	Deutsche Bank AG	10/17/2018	284
GBP	6,068,364	USD	7,924,949	JPMorgan Chase Bank N.A.	11/16/2018	267
IDR	16,905,864,000	USD	1,112,594	JPMorgan Chase Bank N.A.	11/05/2018	17,359
KRW	6,762,467,000	USD	6,041,963	JPMorgan Chase Bank N.A.	11/16/2018	60,307
MXN	23,425,560	USD	1,225,988	BNP Paribas S.A.	10/17/2018	22,856
NOK	17,326,000	USD	2,101,877	BNP Paribas S.A.	10/17/2018	28,260
NOK	4,863,000	USD	597,438	Citibank N.A.	10/17/2018	441
NOK	153,310,280	USD	18,346,987	Goldman Sachs International	11/16/2018	523,894
NOK	17,106,284	USD	2,100,386	JPMorgan Chase Bank N.A.	10/17/2018	2,739
NZD	17,142,631	USD	11,264,791	JPMorgan Chase Bank N.A.	10/17/2018	99,230
PLN	3,697,931	USD	1,001,766	State Street Bank Corp.	10/17/2018	1,570
RUB	11,314,000	USD	168,790	Barclays Bank PLC	11/07/2018	3,283
RUB	31,226,000	USD	447,736	JPMorgan Chase Bank N.A.	11/07/2018	27,175
SEK	18,881,000	USD	2,094,870	Goldman Sachs International	10/17/2018	32,189
THB	42,550,650	USD	1,300,130	JPMorgan Chase Bank N.A.	11/13/2018	17,282
USD	10,521,757	AUD	14,164,993	JPMorgan Chase Bank N.A.	10/17/2018	281,879
USD	152,744	CHF	148,000	Brown Brothers Harriman	10/17/2018	1,738
USD	25,653,248	CHF	24,829,625	JPMorgan Chase Bank N.A.	11/16/2018	251,477
USD	3,651,462	EUR	3,127,558	Citibank N.A.	10/17/2018	15,948
USD	6,247,322	EUR	5,326,294	Deutsche Bank AG	10/17/2018	55,970
USD	353,694	EUR	300,136	Goldman Sachs International	10/17/2018	4,812
USD	80,490,985	EUR	69,011,005	Goldman Sachs International	11/16/2018	83,411
USD	740,986	EUR	631,735	JPMorgan Chase Bank N.A.	10/17/2018	6,649
USD	35,111,201	EUR	30,101,241	JPMorgan Chase Bank N.A.	11/16/2018	39,001
USD	4,341,395	EUR	3,714,000	Merrill Lynch International	10/17/2018	24,193
USD	3,404,711	EUR	2,922,017	NatWest Markets PLC	10/17/2018	8,120
USD	873,160	EUR	742,000	State Street Bank Corp.	10/17/2018	10,650

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	436,287	GBP	331,000	Citibank N.A.	10/17/2018	$ 4,576
USD	2,670,165	GBP	2,045,000	JPMorgan Chase Bank N.A.	10/17/2018	2,946
USD	706,307	ILS	2,517,156	JPMorgan Chase Bank N.A.	11/16/2018	11,888
USD	935,442	JPY	103,384,000	Brown Brothers Harriman	10/17/2018	24,542
USD	122,944	JPY	13,777,245	Citibank N.A.	10/17/2018	1,555
USD	4,848,901	JPY	543,055,000	JPMorgan Chase Bank N.A.	10/17/2018	64,129
USD	51,807,006	JPY	5,731,906,468	JPMorgan Chase Bank N.A.	11/16/2018	1,194,771
USD	1,569,650	JPY	174,111,000	NatWest Markets PLC	10/17/2018	35,585
USD	1,036,457	NZD	1,559,000	Citibank N.A.	10/17/2018	2,981
USD	6,894,219	NZD	10,140,421	Goldman Sachs International	10/17/2018	172,032
USD	1,070,581	NZD	1,611,000	JPMorgan Chase Bank N.A.	10/17/2018	2,633
USD	68,030	ZAR	929,865	Morgan Stanley Capital Services, Inc.	10/17/2018	2,407
						$ 3,265,445
Liability Derivatives
CAD	3,572,479	USD	2,769,164	Brown Brothers Harriman	10/17/2018	$ (2,347)
CZK	9,851,000	USD	446,378	Citibank N.A.	10/22/2018	(2,173)
DKK	8,011,079	USD	1,264,167	Citibank N.A.	10/17/2018	(15,341)
EUR	299,236	USD	350,896	Barclays Bank PLC	10/17/2018	(3,060)
EUR	1,484,683	USD	1,748,041	Brown Brothers Harriman	10/17/2018	(22,226)
EUR	2,233,766	USD	2,615,600	Deutsche Bank AG	10/17/2018	(19,043)
EUR	9,209,273	USD	10,741,065	Goldman Sachs International	10/17/2018	(36,087)
EUR	18,282,650	USD	21,380,228	JPMorgan Chase Bank N.A.	10/17/2018	(128,241)
EUR	6,001,208	USD	7,045,478	JPMorgan Chase Bank N.A.	12/18/2018	(32,841)
EUR	886,754	USD	1,042,704	Morgan Stanley Capital Services, Inc.	10/17/2018	(11,930)
EUR	1,070,000	USD	1,253,853	UBS AG	10/17/2018	(10,071)
GBP	3,216,000	USD	4,220,968	Barclays Bank PLC	10/17/2018	(26,457)
GBP	1,807,585	USD	2,379,440	Goldman Sachs International	10/17/2018	(21,873)
GBP	696,154	USD	918,022	Merrill Lynch International	10/17/2018	(10,054)
ILS	1,799,000	USD	495,554	Brown Brothers Harriman	10/17/2018	(404)
JPY	117,546,913	USD	1,060,447	Brown Brothers Harriman	10/17/2018	(24,759)
JPY	4,760,732,032	USD	42,995,551	JPMorgan Chase Bank N.A.	10/17/2018	(1,049,494)
SEK	17,272,522	USD	1,962,478	Brown Brothers Harriman	10/17/2018	(16,624)
SGD	1,350,000	USD	990,310	Citibank N.A.	10/17/2018	(2,420)
USD	2,754,337	CAD	3,621,399	Citibank N.A.	10/17/2018	(50,367)
USD	1,541,307	CAD	2,011,000	Deutsche Bank AG	10/17/2018	(16,174)
USD	10,178,874	CAD	13,360,400	JPMorgan Chase Bank N.A.	10/17/2018	(168,500)
USD	94,321	CAD	123,965	JPMorgan Chase Bank N.A.	11/16/2018	(1,744)
USD	3,140,123	CAD	4,084,000	Merrill Lynch International	10/17/2018	(22,857)
USD	1,076,460	CAD	1,399,000	NatWest Markets PLC	10/17/2018	(7,039)
USD	1,160,045	DKK	7,422,872	JPMorgan Chase Bank N.A.	11/16/2018	(20)
USD	638,967	EUR	557,000	Citibank N.A.	10/17/2018	(8,497)
USD	9,862,479	EUR	8,515,512	Deutsche Bank AG	10/17/2018	(36,064)
USD	8,565,130	EUR	7,386,060	JPMorgan Chase Bank N.A.	10/17/2018	(20,521)
USD	1,305,407	EUR	1,124,000	Merrill Lynch International	10/17/2018	(1,145)
USD	2,133,770	GBP	1,649,000	JPMorgan Chase Bank N.A.	10/17/2018	(16,960)
USD	1,065,226	GBP	826,812	NatWest Markets PLC	10/17/2018	(13,154)
USD	354,647	GBP	274,103	UBS AG	10/17/2018	(2,856)
USD	4,564,857	KRW	5,109,216,330	JPMorgan Chase Bank N.A.	11/16/2018	(45,564)
USD	29,582,254	NZD	45,233,496	Goldman Sachs International	11/16/2018	(408,647)
USD	16,340,439	SEK	146,800,874	Goldman Sachs International	11/16/2018	(237,797)
USD	900,135	SGD	1,238,213	JPMorgan Chase Bank N.A.	11/16/2018	(6,503)
						$(2,499,854)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,585	$5,432,265	October – 2018	$395,925
CAC 40 Index	Long	EUR	318	20,268,005	October – 2018	549,317
FTSE 100 Index	Long	GBP	254	24,785,082	December – 2018	754,328
FTSE/JSE Index	Short	ZAR	571	20,237,213	December – 2018	199,065
Hang Seng Index	Long	HKD	61	10,861,146	October – 2018	55,286
IBOV Index	Long	BRL	955	18,766,576	October – 2018	504,862
MSCI Taiwan Index	Long	USD	263	10,798,780	October – 2018	22,158
Nifty Index	Short	USD	283	6,202,794	October – 2018	117,352
Russell 2000 Index	Short	USD	99	8,418,960	December – 2018	95,484
S&P/ASX 200 Index	Long	AUD	112	12,536,531	December – 2018	21,940
						$ 2,715,717
Interest Rate Futures
Australian Treasury Bond 10 yr	Short	AUD	60	$5,588,485	December – 2018	$39,784
Canadian Treasury Bond 10 yr	Short	CAD	549	56,368,505	December – 2018	695,435
German Euro Buxl 30 yr	Short	EUR	17	3,440,704	December – 2018	39,436
U.S. Treasury Bond 30 yr	Short	USD	10	1,405,000	December – 2018	33,539
U.S. Treasury Note 10 yr	Short	USD	344	40,860,750	December – 2018	424,878
U.S. Treasury Note 5 yr	Long	USD	595	66,923,555	December – 2018	44,384
U.S. Treasury Ultra Note 10 yr	Short	USD	151	19,026,000	December – 2018	257,973
						$ 1,535,429
						$ 4,251,146
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	112	$14,289,838	October – 2018	$(207,163)
DAX Index	Short	EUR	21	7,461,825	December – 2018	(109,176)
FTSE/MIB Index	Long	EUR	56	6,723,272	December – 2018	(97,414)
Hang Seng China Enterprises Index	Short	HKD	176	12,437,257	October – 2018	(142,763)
IBEX Index	Long	EUR	12	1,305,207	October – 2018	(2,355)
KOSPI 200 Index	Short	KRW	174	11,827,451	December – 2018	(345,380)
Mexican Bolsa Index	Long	MXN	318	8,531,318	December – 2018	(12,405)
MSCI Singapore Index	Short	SGD	258	6,987,638	October – 2018	(89,876)
OMX Index	Short	SEK	49	915,228	October – 2018	(12,681)
S&P 500 Index	Short	USD	42	6,129,900	December – 2018	(18,291)
S&P/TSX 60 Index	Short	CAD	38	5,591,515	December – 2018	(32,125)
Topix Index	Short	JPY	17	2,719,371	December – 2018	(215,470)
						$(1,285,099)
Interest Rate Futures
German Euro Bobl 5 yr	Short	EUR	23	$3,490,234	December – 2018	$(8,065)
German Euro Bund 10 yr	Long	EUR	1	184,363	December – 2018	(1,465)
Japan Government Bond 10 yr	Long	JPY	32	42,271,431	December – 2018	(39,958)
Long Gilt 10 yr	Long	GBP	122	19,231,254	December – 2018	(211,816)
U.S. Treasury Note 2 yr	Long	USD	153	32,242,360	December – 2018	(83,694)
U.S. Treasury Ultra Bond	Short	USD	105	16,199,531	December – 2018	(26,642)
						$ (371,640)
						$(1,656,739)
At September 30, 2018, the fund had cash collateral of $4,001,492 and other liquid securities with an aggregate value of $12,699,561 to cover any collateral or margin obligations for certain derivative contracts.

Portfolio of Investments (unaudited) – continued
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$124,680,113	$56,250	$—	$124,736,363
Switzerland	18,854,167	—	—	18,854,167
Japan	16,874,929	—	—	16,874,929
United Kingdom	15,006,338	—	—	15,006,338
France	11,541,082	—	—	11,541,082
Canada	9,054,755	—	—	9,054,755
Germany	7,157,267	—	—	7,157,267
Taiwan	5,544,641	—	—	5,544,641
Netherlands	4,723,564	—	—	4,723,564
Other Countries	14,924,782	1,146,645	—	16,071,427
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	63,235,977	—	63,235,977
Non-U.S. Sovereign Debt	—	141,275,657	—	141,275,657
Municipal Bonds	—	895,074	—	895,074
U.S. Corporate Bonds	—	66,621,906	—	66,621,906
Residential Mortgage-Backed Securities	—	45,191,434	—	45,191,434
Commercial Mortgage-Backed Securities	—	5,455,484	—	5,455,484
Asset-Backed Securities (including CDOs)	—	9,616,274	—	9,616,274
Foreign Bonds	—	56,570,982	—	56,570,982
Mutual Funds	39,731,068	—	—	39,731,068
Total	$268,092,706	$390,065,683	$—	$658,158,389
Other Financial Instruments
Futures Contracts - Assets	$4,251,146	$—	$—	$4,251,146
Futures Contracts - Liabilities	(1,656,739)	—	—	(1,656,739)
Forward Foreign Currency Exchange Contracts - Assets	—	3,265,445	—	3,265,445
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,499,854)	—	(2,499,854)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,788,272	221,002,394	(253,055,625)	39,735,041
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$345	$(462)	$—	$316,925	$39,731,068

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
United States	50.5%
Japan	13.5%
United Kingdom	11.6%
France	6.5%
Italy	4.7%
Switzerland	3.7%
Australia	3.1%
South Africa	(2.9)%
Canada	(5.4)%
Other Countries	14.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
September 30, 2018
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.7%
Asset-Backed & Securitized – 4.4%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR - 3mo. + 1.16%), 7/15/2026 (n)	$2,277,000	$ 2,275,839
Atrium CDO Corp., 2011-A, “A1R”, FLR, 3.487% (LIBOR - 3mo. + 1.14%), 10/23/2025 (n)	2,306,000	2,305,274
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,506,830
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,381,054
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	142,482
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,529,315
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	1,932,892
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.739% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,476,412
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.841% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,562,218
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	405,456
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.539% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,325,792
TICP CLO Ltd., FLR, 3.198% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	2,261,352	2,246,956
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	941,730
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,928,206
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	894,725
West CLO Ltd. 2013-1A, “A1AR”, FLR, 3.503% (LIBOR - 3mo. + 1.16%), 11/07/2025 (n)	631,301	631,125
		$22,486,306
Automotive – 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$ 1,014,000
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	221,987
		$1,235,987
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$ 1,237,139
Chemicals – 0.3%
Sherwin Williams Co., 2.75%, 6/01/2022	$1,673,000	$ 1,622,522
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$ 529,564
Computer Software - Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$ 1,657,758
Conglomerates – 0.2%
United Technologies Corp., 3.95%, 8/16/2025	$764,000	$ 760,384
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$ 1,242,718
Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,000,000	$ 1,970,960
Local Authorities – 0.5%
Philadelphia PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$960,000	$ 1,100,064
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,629,562
		$2,729,626
Major Banks – 0.9%
JPMorgan Chase & Co., 2.295%, 8/15/2021	$1,567,000	$ 1,523,579
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	2,387,000	2,365,263
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	565,000	553,621
		$4,442,463
Mortgage-Backed – 53.8%
Fannie Mae, 5.6%, 1/01/2019	$339,534	$ 341,139
Fannie Mae, 5%, 4/01/2019 - 3/01/2041	5,608,221	5,953,789
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	7,677,612	8,283,223
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	16,279,746	16,925,738
Fannie Mae, 4.783%, 8/01/2019	1,347,809	1,365,944
Fannie Mae, 5.05%, 8/01/2019	290,860	294,650
Fannie Mae, 4.67%, 9/01/2019	497,362	504,639
Fannie Mae, 1.99%, 10/01/2019	922,431	920,743
Fannie Mae, 4.14%, 8/01/2020	414,469	421,658
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	955,975	1,047,219
Fannie Mae, 2.56%, 10/01/2021	228,149	223,413
Fannie Mae, 2.67%, 3/01/2022	438,530	429,862
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,531,627
Fannie Mae, 2.73%, 4/01/2023	495,571	483,353
Fannie Mae, 2.41%, 5/01/2023	625,414	604,832

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.55%, 5/01/2023	$538,203	$ 523,574
Fannie Mae, 2.59%, 5/01/2023	343,141	334,351
Fannie Mae, 2.28%, 11/01/2026	263,266	244,196
Fannie Mae, 2.683%, 12/25/2026	1,032,000	962,819
Fannie Mae, 3.144%, 3/25/2028	1,276,000	1,219,826
Fannie Mae, 3.23%, 1/01/2029	877,011	852,000
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	789,892	876,642
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	14,475,581	14,045,846
Fannie Mae, 3.5%, 4/01/2038 - 1/01/2047	25,878,010	25,577,883
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	36,110,689	36,730,180
Fannie Mae, 2%, 5/25/2044	798,978	756,389
Fannie Mae, TBA, 2.5%, 10/01/2031	875,000	844,182
Fannie Mae, TBA, 3%, 10/01/2033 - 6/01/2048	5,950,000	5,801,724
Freddie Mac, 2.22%, 12/25/2018	970,731	968,985
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,794,653
Freddie Mac, 1.883%, 5/25/2019	3,670,291	3,653,348
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	2,584,604	2,828,307
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,856,546
Freddie Mac, 4.186%, 8/25/2019	814,000	820,853
Freddie Mac, 1.869%, 11/25/2019	2,591,136	2,564,810
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,467,719
Freddie Mac, 2.313%, 3/25/2020	1,481,753	1,469,572
Freddie Mac, 4.224%, 3/25/2020	1,882,738	1,907,961
Freddie Mac, 5%, 4/01/2020 - 6/01/2040	1,058,247	1,117,355
Freddie Mac, 3.808%, 8/25/2020	999,000	1,010,394
Freddie Mac, 3.034%, 10/25/2020	1,325,465	1,324,918
Freddie Mac, 2.455%, 3/25/2022	1,080,306	1,059,285
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,851,156	2,000,286
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,591,861
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,850,602	2,969,293
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,266,476
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.32%, 2/25/2023	$1,993,000	$ 2,002,155
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,507,947
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,406,044	4,380,715
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,275,982
Freddie Mac, 1.018%, 4/25/2024 (i)	16,689,191	664,791
Freddie Mac, 0.747%, 7/25/2024 (i)	17,857,397	530,686
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,680,585
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,786,614
Freddie Mac, 2.811%, 1/25/2025	3,025,000	2,937,380
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,076,265
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,684,919	2,730,844
Freddie Mac, 3.01%, 7/25/2025	904,000	884,564
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,543,872
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,329,490
Freddie Mac, 3.243%, 4/25/2027	2,062,000	2,017,244
Freddie Mac, 3.117%, 6/25/2027	1,490,000	1,443,408
Freddie Mac, 0.714%, 7/25/2027 (i)	30,027,622	1,308,327
Freddie Mac, 3.194%, 7/25/2027	2,152,000	2,094,188
Freddie Mac, 0.568%, 8/25/2027 (i)	25,174,271	833,389
Freddie Mac, 3.187%, 9/25/2027	1,557,000	1,511,035
Freddie Mac, 3.286%, 11/25/2027	2,115,000	2,067,663
Freddie Mac, 3.444%, 12/25/2027	722,000	713,467
Freddie Mac, 0.426%, 1/25/2028 (i)	42,831,141	1,092,824
Freddie Mac, 0.434%, 1/25/2028 (i)	17,635,732	464,594
Freddie Mac, 0.27%, 2/25/2028 (i)	49,893,835	684,933
Freddie Mac, 0.263%, 4/25/2028 (i)	32,071,642	412,653
Freddie Mac, 3.85%, 5/25/2028	1,423,000	1,449,195
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	486,963	546,476
Freddie Mac, 3.5%, 5/01/2038 - 1/01/2047	29,271,021	28,950,530

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	$16,039,418	$ 15,434,014
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,746,298	1,891,475
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	4,004,512	4,198,942
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	836,144	856,022
Ginnie Mae, 3.5%, 12/15/2041 - 8/20/2048	9,481,452	9,459,515
Ginnie Mae, 3%, 11/20/2047	4,261,400	4,130,238
Ginnie Mae, 6.158%, 4/20/2058	37,843	39,679
Ginnie Mae, 0.659%, 2/16/2059 (i)	2,328,127	139,445
Ginnie Mae, TBA, 3%, 10/01/2043	1,100,000	1,065,281
		$ 275,910,490
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$4,114,000	$ 3,480,732
State of California (Build America Bonds), 7.6%, 11/01/2040	1,935,000	2,875,874
		$6,356,606
Other Banks & Diversified Financials – 0.6%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$ 1,452,977
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,566,525
		$3,019,502
Restaurants – 0.4%
McDonald's Corp., 2.75%, 12/09/2020	$604,000	$ 599,588
Starbucks Corp., 3.8%, 8/15/2025	1,651,000	1,640,092
		$2,239,680
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$ 1,270,017
Tobacco – 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,283,000	$ 1,236,222
U.S. Government Agencies and Equivalents – 5.2%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$ 1,420,665
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,512,621
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,116,245
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,466,593
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,753,080
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,189,682
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	589,052
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	759,829
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.35%, 4/01/2021	$41,161	$ 42,024
Small Business Administration, 6.34%, 5/01/2021	54,615	55,625
Small Business Administration, 6.44%, 6/01/2021	98,207	100,635
Small Business Administration, 6.625%, 7/01/2021	95,269	97,576
Small Business Administration, 6.07%, 3/01/2022	80,128	82,280
Small Business Administration, 4.98%, 11/01/2023	130,175	133,593
Small Business Administration, 4.77%, 4/01/2024	312,681	318,654
Small Business Administration, 5.52%, 6/01/2024	133,205	137,116
Small Business Administration, 4.99%, 9/01/2024	20,928	21,462
Small Business Administration, 5.11%, 4/01/2025	199,492	203,738
Small Business Administration, 2.21%, 2/01/2033	834,734	790,946
Small Business Administration, 2.22%, 3/01/2033	1,454,364	1,377,794
Small Business Administration, 3.15%, 7/01/2033	1,350,126	1,345,209
Small Business Administration, 3.16%, 8/01/2033	736,964	734,870
Small Business Administration, 3.62%, 9/01/2033	484,497	489,076
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,888,639
		$26,627,004
U.S. Treasury Obligations – 29.9%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$ 197,258
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,323,069
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,229,839
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,347,647
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	410,072
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,551,186
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,077,685
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	12,781,209
U.S. Treasury Bonds, 2.5%, 2/15/2045	21,059,000	18,443,900
U.S. Treasury Bonds, 2.875%, 11/15/2046	5,178,000	4,869,747
U.S. Treasury Notes, 1.375%, 9/30/2019	22,635,000	22,349,410
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	7,973,555
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,460,646
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	1,913,030
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,619,297
U.S. Treasury Notes, 1.75%, 5/15/2022	6,594,000	6,330,755
U.S. Treasury Notes, 2.5%, 8/15/2023	28,069,000	27,498,848
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,251,847
U.S. Treasury Notes, 2.875%, 7/31/2025	5,161,000	5,117,051
U.S. Treasury Notes, 2%, 8/15/2025	438,000	410,454
U.S. Treasury Notes, 2%, 11/15/2026	2,347,000	2,171,342
U.S. Treasury Notes, 2.75%, 2/15/2028	4,492,000	4,379,525
		$ 153,707,372

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$ 1,443,822
Total Bonds		$ 511,726,142
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	15,902,486	$ 15,900,896
Other Assets, Less Liabilities – (2.8)%		(14,225,656)
Net Assets – 100.0%		$ 513,401,382

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,900,896 and $511,726,142, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $19,504,278, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$180,334,376	$—	$180,334,376
Non-U.S. Sovereign Debt	—	1,270,017	—	1,270,017
Municipal Bonds	—	9,086,232	—	9,086,232
U.S. Corporate Bonds	—	12,555,586	—	12,555,586
Residential Mortgage-Backed Securities	—	275,910,491	—	275,910,491
Commercial Mortgage-Backed Securities	—	9,133,375	—	9,133,375
Asset-Backed Securities (including CDOs)	—	13,352,931	—	13,352,931
Foreign Bonds	—	10,083,134	—	10,083,134
Mutual Funds	15,900,896	—	—	15,900,896
Total	$15,900,896	$511,726,142	$—	$527,627,038
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,877,651	96,001,614	(116,976,779)	15,902,486
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,266)	$327	$—	$138,308	$15,900,896
6

Quarterly Report
September 30, 2018
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.9%
Aerospace – 1.7%
Dae Funding LLC, 5%, 8/01/2024 (n)	$2,415,000	$ 2,363,681
KLX, Inc., 5.875%, 12/01/2022 (n)	1,940,000	2,004,020
TransDigm, Inc., 6.5%, 7/15/2024	1,155,000	1,183,298
TransDigm, Inc., 6.375%, 6/15/2026	1,160,000	1,171,600
		$6,722,599
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.634% (0% cash or 3.634% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050 (a)(p)(z)	$1,179,215	$ 118
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$3,009,000	$ 2,993,955
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)	1,945,000	1,833,162
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)	860,000	705,028
		$5,532,145
Broadcasting – 2.9%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	$1,535,000	$ 1,653,962
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	530,000	565,139
Match Group, Inc., 6.375%, 6/01/2024	1,750,000	1,841,875
Meredith Corp., 6.875%, 2/01/2026 (n)	1,225,000	1,255,625
Netflix, Inc., 5.875%, 2/15/2025	1,475,000	1,524,781
Netflix, Inc., 4.875%, 4/15/2028 (n)	450,000	423,000
Netflix, Inc., 5.875%, 11/15/2028 (n)	1,975,000	1,967,594
WMG Acquisition Corp., 5%, 8/01/2023 (n)	525,000	525,000
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	1,595,000	1,555,125
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	300,000	297,750
		$11,609,851
Building – 4.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$2,080,000	$ 2,124,200
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	1,500,000	1,503,750
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,410,000	1,298,962
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	455,000	470,925
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	310,000	299,987
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	1,420,000	1,340,125
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	1,710,000	1,830,769
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	997,000	1,004,478
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
PGT Escrow Issuer, Inc., 6.75%, 8/01/2026 (n)	$1,025,000	$ 1,063,438
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	714,000	738,098
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,730,000	1,727,837
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,265,000	1,293,462
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	1,850,000	1,876,233
		$16,572,264
Business Services – 4.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$1,540,000	$ 1,570,800
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	1,270,000	1,282,700
CDK Global, Inc., 4.875%, 6/01/2027	2,155,000	2,101,125
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,172,194
Equinix, Inc., 5.75%, 1/01/2025	1,000,000	1,030,000
Equinix, Inc., 5.875%, 1/15/2026	1,045,000	1,075,044
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (z)	1,635,000	1,625,092
First Data Corp., 5%, 1/15/2024 (n)	3,085,000	3,104,281
MSCI, Inc., 4.75%, 8/01/2026 (n)	1,615,000	1,602,888
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	1,520,000	1,543,818
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)	1,695,000	1,610,250
		$17,718,192
Cable TV – 8.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$665,000	$ 669,988
Altice Financing S.A., 7.5%, 5/15/2026 (n)	640,000	624,000
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	1,340,000	1,338,325
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	2,750,000	2,794,687
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	815,000	808,887
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	3,110,000	3,117,775
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	1,595,000	1,581,044
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)	875,000	917,656
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,960,000	2,871,200
DISH DBS Corp., 5%, 3/15/2023	560,000	508,200
DISH DBS Corp., 5.875%, 11/15/2024	750,000	672,188
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	530,000	527,350
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,605,000	1,478,606

1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Lynx II Corp., 6.375%, 4/15/2023 (n)		$468,000	$ 479,115
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		770,000	763,224
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,605,000	1,663,181
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		745,000	747,794
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		2,600,000	2,444,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,865,000	1,958,250
Videotron Ltd., 5.375%, 6/15/2024 (n)		455,000	467,513
Videotron Ltd., 5.125%, 4/15/2027 (n)		2,660,000	2,606,800
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	197,774
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,655,000	1,618,242
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		2,080,000	1,952,600
			$32,808,399
Chemicals – 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$2,225,000	$ 2,180,500
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,235,000	1,282,856
OCI N.V., 6.625%, 4/15/2023 (n)		2,065,000	2,137,275
PolyOne Corp., 5.25%, 3/15/2023		1,565,000	1,619,822
SPCM S.A., 4.875%, 9/15/2025 (n)		2,060,000	1,964,189
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (z)	EUR	200,000	234,463
			$9,419,105
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$1,485,000	$ 1,529,516
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		935,000	999,358
			$2,528,874
Computer Software - Systems – 1.5%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$370,000	$ 382,950
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		510,000	507,323
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,730,000	1,745,137
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,205,000	1,250,187
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		2,410,000	2,424,894
			$6,310,491
Conglomerates – 3.7%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,500,000	$ 2,506,250
Apex Tool Group LLC, 9%, 2/15/2023 (n)		635,000	617,538
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,760,000	1,766,600
EnerSys, 5%, 4/30/2023 (n)		3,100,000	3,131,000
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,890,000	1,797,674
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Gates Global LLC, 6%, 7/15/2022 (n)	$872,000	$ 877,450
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	545,000	547,725
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (z)	1,625,000	1,651,406
TriMas Corp., 4.875%, 10/15/2025 (n)	2,095,000	2,005,962
		$14,901,605
Construction – 1.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$ 139,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	121,353
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	1,940,000	1,881,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025	590,000	579,675
Toll Brothers Finance Corp., 4.35%, 2/15/2028	1,720,000	1,578,616
		$4,300,944
Consumer Products – 1.6%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,995,000	$ 1,859,091
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	1,475,000	1,524,781
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	1,240,000	1,253,950
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,880,000	1,898,800
		$6,536,622
Consumer Services – 1.4%
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	$1,130,000	$ 1,163,900
Matthews International Corp., 5.25%, 12/01/2025 (n)	1,430,000	1,383,525
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	1,190,000	1,187,025
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,810,000	1,782,850
		$5,517,300
Containers – 4.5%
ARD Finance S.A., 7.125%, 9/15/2023	$1,075,000	$ 1,083,063
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (p)(z)	545,000	536,787
Berry Global Group, Inc., 5.5%, 5/15/2022	2,200,000	2,235,970
Berry Global Group, Inc., 6%, 10/15/2022	500,000	515,000
Crown American LLC, 4.5%, 1/15/2023	1,442,000	1,447,768
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	775,000	740,125
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,080,000	988,200
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,475,000	1,408,625
Multi-Color Corp., 6.125%, 12/01/2022 (n)	2,124,000	2,171,790
Reynolds Group, 5.75%, 10/15/2020	741,367	743,221
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,253,700

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Sealed Air Corp., 4.875%, 12/01/2022 (n)	$1,875,000	$ 1,893,750
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	366,825
Sealed Air Corp., 5.5%, 9/15/2025 (n)	420,000	426,300
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,385,000	1,327,869
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	1,230,000	1,271,512
		$18,410,505
Electrical Equipment – 0.7%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$3,170,000	$ 3,051,125
Electronics – 1.1%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$1,535,000	$ 1,561,862
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	835,000	862,138
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,080,000	2,074,800
		$4,498,800
Energy - Independent – 5.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$2,565,000	$ 2,436,750
Callon Petroleum Co., 6.375%, 7/01/2026	1,385,000	1,409,237
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	1,945,000	1,896,375
Diamondback Energy, Inc., 5.375%, 5/31/2025	3,345,000	3,411,900
Gulfport Energy Corp., 6%, 10/15/2024	1,445,000	1,408,875
Gulfport Energy Corp., 6.375%, 5/15/2025	730,000	715,400
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	1,580,000	1,528,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	1,175,000	1,172,063
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)	1,385,000	1,409,238
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	430,000	427,850
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,560,000	2,566,400
PDC Energy, Inc., 6.125%, 9/15/2024	323,000	317,751
QEP Resources, Inc., 5.25%, 5/01/2023	2,325,000	2,263,969
Sanchez Energy Corp., 6.125%, 1/15/2023	1,180,000	672,600
SM Energy Co., 6.75%, 9/15/2026	2,390,000	2,482,612
		$24,119,670
Entertainment – 1.9%
Cinemark USA, Inc., 5.125%, 12/15/2022	$1,205,000	$ 1,211,025
Cinemark USA, Inc., 4.875%, 6/01/2023	1,450,000	1,426,437
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,795,000	1,812,950
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$3,320,000	$ 3,237,000
		$7,687,412
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$1,085,000	$ 1,096,696
Navient Corp., 7.25%, 1/25/2022	445,000	469,475
Navient Corp., 7.25%, 9/25/2023	1,560,000	1,653,600
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,710,000	2,777,750
		$5,997,521
Food & Beverages – 3.5%
Aramark Services, Inc., 4.75%, 6/01/2026	$1,620,000	$ 1,587,600
Aramark Services, Inc., 5%, 2/01/2028 (n)	1,135,000	1,113,719
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	2,090,000	2,040,362
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	530,000	526,688
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,835,000	1,807,475
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	1,175,000	1,148,562
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	750,000	735,000
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	1,990,000	1,880,550
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,290,000	1,354,500
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	2,015,000	2,025,075
		$14,219,531
Gaming & Lodging – 4.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$1,420,000	$ 1,457,573
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	925,000	955,932
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,245,000	1,265,169
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	264,033
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	1,555,000	1,547,225
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,995,000	1,942,631
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	1,225,000	1,237,250
MGM Resorts International, 6.625%, 12/15/2021	765,000	810,900
MGM Resorts International, 6%, 3/15/2023	800,000	827,000
MGM Resorts International, 5.75%, 6/15/2025	1,695,000	1,701,356
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,944,850

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	$920,000	$ 917,700
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	1,660,000	1,645,475
		$16,517,094
Industrial – 0.9%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$1,405,000	$ 1,436,613
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	2,215,000	2,148,550
		$3,585,163
Insurance – 0.4%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$1,580,000	$ 1,564,200
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$950,000	$ 997,500
Centene Corp., 5.375%, 6/01/2026 (n)	2,130,000	2,180,801
		$3,178,301
Insurance - Property & Casualty – 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$1,385,000	$ 1,386,814
Wand Merger Corp., 8.125%, 7/15/2023 (n)	1,380,000	1,445,274
		$2,832,088
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,730,000	$ 1,792,713
Major Banks – 0.6%
UBS Group AG, 6.875%, 12/29/2049	$2,245,000	$ 2,267,728
Medical & Health Technology & Services – 5.4%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,250,000	$ 1,290,625
DaVita, Inc., 5%, 5/01/2025	1,045,000	996,669
Encompass Health Corp., 5.75%, 9/15/2025	695,000	700,213
HCA, Inc., 7.5%, 2/15/2022	2,030,000	2,222,850
HCA, Inc., 5%, 3/15/2024	1,430,000	1,465,750
HCA, Inc., 5.375%, 2/01/2025	2,060,000	2,101,200
HCA, Inc., 5.875%, 2/15/2026	1,205,000	1,254,706
HealthSouth Corp., 5.125%, 3/15/2023	1,575,000	1,578,937
HealthSouth Corp., 5.75%, 11/01/2024	500,000	503,750
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	1,310,000	1,251,050
Polaris, 8.5%, (0.001% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,455,000	1,503,364
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,415,000	1,390,238
Tenet Healthcare Corp., 8.125%, 4/01/2022	1,355,000	1,427,899
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,430,000	1,424,637
Universal Health Services, Inc., 7.625%, 8/15/2020	1,685,000	1,687,106
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	$1,405,000	$ 1,331,238
		$22,130,232
Medical Equipment – 0.7%
Teleflex, Inc., 5.25%, 6/15/2024	$1,360,000	$ 1,397,400
Teleflex, Inc., 4.875%, 6/01/2026	785,000	777,150
Teleflex, Inc., 4.625%, 11/15/2027	910,000	864,500
		$3,039,050
Metals & Mining – 4.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,360,000	$ 1,366,800
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	720,000	688,050
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	159,000	153,705
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,855,000	1,743,700
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	2,954,000	3,146,010
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,820,000	1,860,404
Kinross Gold Corp., 5.95%, 3/15/2024	193,000	196,860
Kinross Gold Corp., 4.5%, 7/15/2027	202,000	180,548
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	876,540
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	2,040,000	2,085,900
Novelis Corp., 5.875%, 9/30/2026 (n)	2,545,000	2,486,465
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,520,000	1,482,000
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	471,882
Steel Dynamics, Inc., 5.5%, 10/01/2024	690,000	704,490
TMS International Corp., 7.25%, 8/15/2025 (n)	1,250,000	1,259,375
		$18,702,729
Midstream – 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$1,040,000	$ 1,067,300
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	1,590,000	1,619,812
Cheniere Energy, Inc., 5.875%, 3/31/2025	1,280,000	1,345,600
DCP Midstream Operating LP, 4.95%, 4/01/2022	772,000	783,580
DCP Midstream Operating LP, 3.875%, 3/15/2023	1,480,000	1,443,000
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	1,045,000	1,064,594
DCP Midstream Operating LP, 5.6%, 4/01/2044	815,000	780,363
Energy Transfer Equity LP, 5.875%, 1/15/2024	1,935,000	2,036,587
EnLink Midstream Partners LP, 4.4%, 4/01/2024	1,645,000	1,597,147
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	3,530,000	3,560,887

4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp, 5.375%, 2/01/2027	$3,515,000	$ 3,515,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,445,000	1,461,256
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	745,000	750,588
		$21,025,714
Network & Telecom – 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$1,060,000	$ 1,100,036
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	2,035,000	2,035,000
		$3,135,036
Oil Services – 1.6%
Apergy Corp, 6.375%, 5/01/2026 (n)	$1,735,000	$ 1,782,712
Bristow Group, Inc., 6.25%, 10/15/2022	1,659,000	1,211,070
Diamond Offshore Drill Co., 7.875%, 8/15/2025	745,000	773,869
Diamond Offshore Drill Co., 5.7%, 10/15/2039	1,740,000	1,396,350
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	1,500,000	1,485,000
		$6,649,001
Oils – 0.6%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$2,525,000	$ 2,531,313
Pharmaceuticals – 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$805,000	$ 742,613
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	505,000	446,925
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,605,000	1,544,812
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	1,335,000	1,268,250
		$4,002,600
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$225,000	$ 229,500
Teck Resources Ltd., 6.25%, 7/15/2041	1,365,000	1,433,250
		$1,662,750
Printing & Publishing – 0.3%
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025 (n)	$220,000	$ 215,600
Nielsen Finance LLC, 5%, 4/15/2022 (n)	1,190,000	1,160,250
		$1,375,850
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 1.0%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$1,765,000	$ 1,753,969
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,215,000	2,134,706
		$3,888,675
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$2,285,000	$ 2,327,844
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	1,000,000	1,022,500
		$3,350,344
Restaurants – 0.8%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,215,000	$ 1,232,471
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	1,895,000	1,887,894
		$3,120,365
Retailers – 0.9%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$1,270,000	$ 1,304,925
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	440,000	427,625
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	2,115,000	2,022,469
		$3,755,019
Specialty Chemicals – 0.6%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$2,420,000	$ 2,507,725
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$300,000	$ 294,000
Penske Automotive Group Co., 5.5%, 5/15/2026	935,000	909,007
		$1,203,007
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$1,570,000	$ 1,509,163
Telecommunications - Wireless – 4.5%
Altice France S.A., 6.25%, 5/15/2024 (n)	$500,000	$ 492,500
Altice France S.A., 8.125%, 2/01/2027 (n)	1,075,000	1,107,250
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	750,000	728,438
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,450,000	1,321,530
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	1,991,000	1,659,996
SBA Communications Corp., 4%, 10/01/2022	2,125,000	2,082,500
SBA Communications Corp., 4.875%, 9/01/2024	800,000	791,000
Sprint Corp., 7.875%, 9/15/2023	925,000	997,844
Sprint Corp., 7.125%, 6/15/2024	2,675,000	2,775,312

5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Nextel Corp., 6%, 11/15/2022	$2,080,000	$ 2,121,600
T-Mobile USA, Inc., 6.5%, 1/15/2024	630,000	654,413
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,198,925
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,445,826
T-Mobile USA, Inc., 5.375%, 4/15/2027	910,000	906,587
		$18,283,721
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$715,000	$ 714,457
Level 3 Financing, Inc., 5.375%, 5/01/2025	1,840,000	1,835,381
		$2,549,838
Transportation - Services – 0.3%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	$395,000	$ 367,350
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,005,000	874,350
		$1,241,700
Utilities - Electric Power – 2.3%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (z)	$1,635,000	$ 1,649,388
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	408,500
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,332,340
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	1,004,950
Drax Finco PLC, 6.625%, 11/01/2025 (n)	1,480,000	1,498,500
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	1,960,000	1,920,800
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	1,501,000	1,516,010
		$9,330,488
Total Bonds		$385,194,680
Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – 0.5%
Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.375%, 4/30/2021	$407,047	$ 408,064
Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 3.885%, 6/23/2022	$471,526	$ 473,491
Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 5.042%, 6/24/2021	$968,467	$ 971,695
Total Floating Rate Loans		$ 1,853,250
Common Stocks – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	1,115	$ 991,703
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	670	$ 0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	$31.25	8/24/18	670	0
				$0

Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	16,166,202	$ 16,164,585
Other Assets, Less Liabilities – 0.4%		1,744,866
Net Assets – 100.0%		$405,949,084

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,164,585 and $388,039,633, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $229,724,168, representing 56.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

6

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023	9/18/18-9/20/18	$539,565	$536,787
Clearway Energy Operating LLC, 5.75%, 10/15/2025	9/17/18-9/18/18	1,642,288	1,649,388
CWCapital Cobalt Ltd., CDO, “F”, FLR, 3.634% (0% cash or 3.634% PIK), (LIBOR - 3 mo. + 1.3%), 4/26/2050	4/12/06	1,090,816	118
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026	9/18/18-9/26/18	1,633,219	1,625,092
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	1,225,856	1,237,250
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026	9/20/18	235,570	234,463
Stevens Holding Co., Inc., 6.125%, 10/01/2026	9/26/18-9/27/18	1,650,409	1,651,406
Total Restricted Securities			$6,934,504
% of Net assets			1.7%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,200,649	EUR	1,021,329	Goldman Sachs International	10/17/2018	$13,444
Liability Derivatives
EUR	573,211	USD	668,271	Citibank N.A.	10/17/2018	$ (1,964)
EUR	223,707	USD	261,365	Goldman Sachs International	10/17/2018	(1,325)
						$ (3,289)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	51	$6,057,844	December – 2018	$63,166
At September 30, 2018, the fund had cash collateral of $53,550 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
U.S. Corporate Bonds	—	320,876,382	—	320,876,382
Asset-Backed Securities (including CDOs)	—	118	—	118
Foreign Bonds	—	64,318,180	—	64,318,180
Floating Rate Loans	—	1,853,250	—	1,853,250
Mutual Funds	16,164,585	—	—	16,164,585
Total	$16,164,585	$387,047,930	$991,703	$404,204,218
Other Financial Instruments
Futures Contracts - Assets	$63,166	$—	$—	$63,166
Forward Foreign Currency Exchange Contracts - Assets	—	13,444	—	13,444
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,289)	—	(3,289)
For further information regarding security characteristics, see the Portfolio of Investments.
8

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/17	$991,703
Change in unrealized appreciation or depreciation	0
Balance as of 9/30/18	$991,703
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2018 is $0. At September 30, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,426,974	81,935,300	(76,196,072)	16,166,202
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(745)	$(22)	$—	$138,081	$16,164,585
9

Quarterly Report
September 30, 2018
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.5%
Rolls-Royce Holdings PLC	179,952	$ 2,315,942
Alcoholic Beverages – 5.1%
AmBev S.A., ADR	158,414	$ 723,952
China Resources Beer Holdings Co. Ltd.	230,000	924,013
Diageo PLC	81,298	2,881,157
Pernod Ricard S.A.	20,429	3,351,509
		$7,880,631
Apparel Manufacturers – 4.3%
Burberry Group PLC	40,747	$ 1,070,159
Kering S.A.	3,456	1,852,613
LVMH Moet Hennessy Louis Vuitton SE	10,453	3,696,766
		$6,619,538
Broadcasting – 1.5%
Publicis Groupe S.A.	15,581	$ 931,290
WPP PLC	89,498	1,311,749
		$2,243,039
Business Services – 6.6%
Accenture PLC, “A”	27,257	$ 4,639,141
Brenntag AG	21,477	1,325,592
Compass Group PLC	58,292	1,296,182
Experian Group Ltd.	77,340	1,986,362
Intertek Group PLC	12,780	831,540
		$10,078,817
Computer Software – 4.1%
OBIC Co. Ltd.	12,500	$ 1,182,670
SAP AG	41,492	5,106,477
		$6,289,147
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	17,852	$ 1,658,580
Hitachi Ltd.	62,600	2,126,703
Luxoft Holding, Inc. (a)	10,676	505,509
NICE Systems Ltd., ADR (a)	12,437	1,423,663
		$5,714,455
Construction – 0.7%
Toto Ltd.	27,700	$ 1,149,494
Consumer Products – 5.6%
Kao Corp.	20,400	$ 1,647,154
L'Oréal	16,521	3,984,042
Reckitt Benckiser Group PLC	32,056	2,931,411
		$8,562,607
Containers – 0.8%
Brambles Ltd.	165,114	$ 1,300,944
Electrical Equipment – 4.0%
Legrand S.A.	10,787	$ 786,272
Mettler-Toledo International, Inc. (a)	2,665	1,622,932
Prysmian S.p.A.	46,044	1,072,396
Schneider Electric S.A.	33,228	2,673,551
		$6,155,151
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
MediaTek, Inc.	86,000	$ 694,298
Mellanox Technologies Ltd. (a)	7,071	519,365
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	113,599	5,016,532
		$6,230,195
Energy - Independent – 1.3%
Caltex Australia Ltd.	29,050	$ 627,864
Oil Search Ltd.	218,614	1,426,967
		$2,054,831
Energy - Integrated – 0.6%
Suncor Energy, Inc.	25,170	$ 973,945
Food & Beverages – 6.2%
Danone S.A.	44,432	$ 3,440,906
Nestle S.A.	73,423	6,121,326
		$9,562,232
Food & Drug Stores – 0.9%
Sundrug Co. Ltd.	40,700	$ 1,452,548
Gaming & Lodging – 0.7%
Paddy Power Betfair PLC	11,981	$ 1,013,481
Insurance – 3.1%
AIA Group Ltd.	525,800	$ 4,694,913
Internet – 4.6%
Alibaba Group Holding Ltd., ADR (a)	14,850	$ 2,446,686
Baidu, Inc., ADR (a)	14,660	3,352,449
NAVER Corp.	1,838	1,186,394
		$6,985,529
Leisure & Toys – 0.5%
BANDAI NAMCO Holdings, Inc.	18,500	$ 718,866
Machinery & Tools – 1.8%
GEA Group AG	37,725	$ 1,343,803
Ritchie Bros. Auctioneers, Inc.	37,571	1,355,773
		$2,699,576
Major Banks – 1.5%
UBS AG	144,736	$ 2,285,926
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	20,163	$ 2,073,681
Medical Equipment – 4.2%
Essilor International S.A.	20,534	$ 3,038,537
QIAGEN N.V. (a)	42,229	1,598,378
Terumo Corp.	29,700	1,759,206
		$6,396,121
Metals & Mining – 0.3%
Grupo Mexico S.A.B. de C.V., “B”	161,997	$ 467,016
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	156,000	$ 634,693

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 7.0%
Aeon Credit Service Co. Ltd.	61,600	$ 1,275,698
Credicorp Ltd.	4,209	938,944
DBS Group Holdings Ltd.	92,500	1,765,353
Element Fleet Management Corp.	72,490	373,211
Grupo Financiero Banorte S.A. de C.V.	233,709	1,689,688
Grupo Financiero Inbursa S.A. de C.V.	188,443	295,644
HDFC Bank Ltd.	94,708	2,620,899
Julius Baer Group Ltd.	25,315	1,266,782
Komercni Banka A.S.	10,396	426,765
		$10,652,984
Pharmaceuticals – 8.3%
Bayer AG	34,687	$ 3,081,315
Novartis AG	36,231	3,115,851
Novo Nordisk A.S., “B”	25,155	1,184,336
Roche Holding AG	22,043	5,340,048
		$12,721,550
Railroad & Shipping – 2.4%
Adani Ports and Special Economic Zone Ltd.	51,461	$ 233,488
Canadian National Railway Co.	38,220	3,432,156
		$3,665,644
Restaurants – 0.8%
Yum China Holdings, Inc.	34,855	$ 1,223,759
Specialty Chemicals – 7.5%
Akzo Nobel N.V.	28,764	$ 2,689,751
Croda International PLC	21,169	1,435,319
L'Air Liquide S.A.	17,057	2,243,797
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Linde AG	11,791	$ 2,788,642
Sika AG	6,462	940,921
Symrise AG	14,809	1,351,792
		$11,450,222
Telecommunications - Wireless – 1.5%
SoftBank Corp.	22,100	$ 2,231,007
Tobacco – 1.9%
ITC Ltd.	315,133	$ 1,294,397
Japan Tobacco, Inc.	60,300	1,574,105
		$2,868,502
Total Common Stocks		$151,366,986
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	742,624	$ 742,550
Other Assets, Less Liabilities – 0.6%		973,663
Net Assets – 100.0%		$153,083,199

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $742,550 and $151,366,986, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$151,366,986	$—	$—	$151,366,986
Mutual Funds	742,550	—	—	742,550
Total	$152,109,536	$—	$—	$152,109,536
For further information regarding security characteristics, see the Portfolio of Investments.
3

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	956,706	17,744,785	(17,958,867)	742,624
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(80)	$—	$—	$11,290	$742,550
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
France	17.0%
Switzerland	12.4%
Germany	12.2%
United Kingdom	10.5%
Japan	9.9%
United States	6.0%
China	5.6%
Canada	4.0%
Taiwan	3.7%
Other Countries	18.7%
4

Quarterly Report
September 30, 2018
MFS®  International
Value Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.5%
Airlines – 0.4%
Ryanair Holdings PLC (a)	100,110	$ 9,614,564
Alcoholic Beverages – 6.1%
Diageo PLC	1,294,183	$ 45,865,139
Heineken N.V.	338,354	31,726,249
Pernod Ricard S.A.	319,284	52,380,594
		$ 129,971,982
Apparel Manufacturers – 1.0%
Compagnie Financiere Richemont S.A.	179,550	$ 14,636,234
LVMH Moet Hennessy Louis Vuitton SE	18,213	6,441,136
		$ 21,077,370
Automotive – 0.3%
USS Co. Ltd.	293,500	$ 5,447,910
Brokerage & Asset Managers – 0.4%
Daiwa Securities Group, Inc.	792,200	$ 4,819,298
IG Group Holdings PLC	424,557	3,508,351
		$ 8,327,649
Business Services – 8.8%
Brenntag AG	240,592	$ 14,849,685
Bunzl PLC	179,139	5,634,110
Compass Group PLC	1,764,173	39,228,167
Experian Group Ltd.	646,929	16,615,403
Intertek Group PLC	302,372	19,674,059
Nomura Research Institute Ltd.	515,600	26,047,738
Rentokil Initial PLC	1,005,977	4,174,831
Secom Co. Ltd.	305,300	24,887,244
SGS S.A.	11,498	30,273,927
Sohgo Security Services Co. Ltd.	154,800	6,805,369
		$ 188,190,533
Chemicals – 3.0%
Givaudan S.A.	26,235	$ 64,504,845
Computer Software – 7.5%
ANSYS, Inc. (a)	159,621	$ 29,798,048
Cadence Design Systems, Inc. (a)	1,080,152	48,952,489
Check Point Software Technologies Ltd. (a)	107,325	12,628,933
Dassault Systems S.A.	221,428	33,100,219
OBIC Co. Ltd.	237,100	22,432,890
SAP AG	112,846	13,888,110
		$ 160,800,689
Computer Software - Systems – 2.8%
Amadeus IT Group S.A.	621,023	$ 57,697,544
Descartes Systems Group, Inc. (a)	67,469	2,288,404
		$ 59,985,948
Construction – 0.4%
Geberit AG	16,919	$ 7,847,492
Consumer Products – 10.6%
Colgate-Palmolive Co.	660,721	$ 44,235,271
Kao Corp.	598,500	48,324,582
Kobayashi Pharmaceutical Co. Ltd.	333,000	24,501,672
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
KOSE Corp.	36,900	$ 7,031,201
L'Oréal	138,924	33,501,548
Reckitt Benckiser Group PLC	595,758	54,480,023
ROHTO Pharmaceutical Co. Ltd.	427,100	14,998,495
		$ 227,072,792
Containers – 0.8%
Brambles Ltd.	2,205,617	$ 17,378,198
Electrical Equipment – 6.1%
IMI PLC	1,434,673	$ 20,513,387
Legrand S.A.	491,449	35,822,086
OMRON Corp.	380,400	16,070,410
Schneider Electric S.A.	474,300	38,162,556
Spectris PLC	374,539	11,584,375
Yokogawa Electric Corp.	421,400	8,912,376
		$ 131,065,190
Electronics – 8.9%
Analog Devices, Inc.	373,726	$ 34,554,706
DISCO Corp.	25,300	4,235,223
Halma PLC	1,017,262	19,159,249
Hirose Electric Co. Ltd.	150,400	16,440,486
Infineon Technologies AG	1,125,664	25,577,065
NVIDIA Corp.	10,987	3,087,567
Samsung Electronics Co. Ltd.	234,940	9,838,145
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,216,144	53,704,919
Texas Instruments, Inc.	216,371	23,214,444
		$ 189,811,804
Engineering - Construction – 0.2%
Wartsila Corp.	222,158	$ 4,330,756
Food & Beverages – 9.9%
Chocoladefabriken Lindt & Sprungli AG	293	$ 2,054,045
Danone S.A.	554,515	42,942,788
ITO EN Ltd.	541,400	24,015,631
Kerry Group PLC	226,541	25,053,182
Nestle S.A.	1,064,634	88,759,276
Nissan Foods Holdings Co. Ltd.	82,700	5,684,624
Toyo Suisan Kaisha Ltd.	595,800	23,098,918
		$ 211,608,464
Insurance – 2.0%
Fairfax Financial Holdings Ltd.	29,618	$ 16,091,151
Hiscox Ltd.	618,048	13,251,527
Jardine Lloyd Thompson Group PLC	512,159	12,656,714
		$ 41,999,392
Machinery & Tools – 4.4%
GEA Group AG	496,833	$ 17,697,703
Misumi Group, Inc.	348,100	9,007,340
Nordson Corp.	149,769	20,802,914
Schindler Holding AG	38,827	9,677,078
SMC Corp.	37,300	11,936,525

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Spirax Sarco Engineering PLC	258,244	$ 24,571,458
		$ 93,693,018
Major Banks – 2.0%
Svenska Handelsbanken AB, “A”	1,725,045	$ 21,787,733
UBS AG	1,326,173	20,945,264
		$ 42,732,997
Medical Equipment – 2.3%
Dentsply Sirona, Inc.	235,750	$ 8,897,205
Nihon Kohden Corp.	617,800	19,574,723
Terumo Corp.	346,500	20,524,071
		$ 48,995,999
Oil Services – 0.6%
Core Laboratories N.V.	110,743	$ 12,827,362
Other Banks & Diversified Financials – 2.1%
Chiba Bank Ltd.	869,200	$ 5,936,448
DnB NOR A.S.A.	475,167	9,998,138
Hachijuni Bank Ltd.	852,900	3,910,939
Julius Baer Group Ltd.	120,760	6,042,922
Jyske Bank A.S.	108,053	5,233,662
Mebuki Financial Group, Inc.	1,432,200	4,953,834
North Pacific Bank Ltd.	1,275,800	4,323,033
Sydbank A.S.	143,273	4,215,946
		$ 44,614,922
Pharmaceuticals – 1.9%
Bayer AG	117,666	$ 10,452,503
Roche Holding AG	29,536	7,155,272
Santen Pharmaceutical Co. Ltd.	1,444,600	22,898,474
		$ 40,506,249
Printing & Publishing – 1.4%
RELX Group PLC	703,053	$ 14,770,587
Thomson Reuters Corp.	333,073	15,198,639
		$ 29,969,226
Real Estate – 5.1%
Deutsche Wohnen SE	926,420	$ 44,444,634
LEG Immobilien AG	125,769	14,930,970
TAG Immobilien AG	481,112	11,451,204
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Vonovia SE	765,828	$ 37,416,062
		$ 108,242,870
Specialty Chemicals – 2.3%
Croda International PLC	78,677	$ 5,334,528
Kansai Paint Co. Ltd.	321,700	5,928,884
Sika AG	52,398	7,629,584
Symrise AG	338,759	30,922,527
		$ 49,815,523
Specialty Stores – 0.1%
Esprit Holdings Ltd. (a)	6,824,258	$ 1,638,865
Telecommunications - Wireless – 1.4%
KDDI Corp.	1,086,000	$ 30,003,116
Tobacco – 0.7%
British American Tobacco PLC	143,439	$ 6,701,525
Japan Tobacco, Inc.	342,500	8,940,812
		$ 15,642,337
Trucking – 0.0%
Yamato Holdings Co. Ltd.	20,200	$ 620,116
Total Common Stocks		$1,998,338,178
Preferred Stocks – 2.7%
Consumer Products – 2.7%
Henkel AG & Co. KGaA	488,231	$ 57,281,287
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 2.09% (v)	69,303,928	$ 69,296,998
Other Assets, Less Liabilities – 0.5%		11,369,179
Net Assets – 100.0%		$2,136,285,642

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,296,998 and $2,055,619,465, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
2

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,580,098	JPY	390,183,000	Citibank N.A.	2/22/2019	$ 104,911
USD	37,990,084	JPY	4,135,866,500	Goldman Sachs International	2/22/2019	1,153,765
USD	37,982,932	JPY	4,135,866,500	State Street Bank Corp.	2/22/2019	1,146,612
						$2,405,288
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,055,619,465	$—	$—	$2,055,619,465
Mutual Funds	69,296,998	—	—	69,296,998
Total	$2,124,916,463	$—	$—	$2,124,916,463
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$2,405,288	$—	$2,405,288
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,389,567	184,601,275	(172,686,914)	69,303,928
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,304)	$3,741	$—	$872,529	$69,296,998
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
Japan	20.3%
United States	14.3%
United Kingdom	14.2%
Germany	13.1%
Switzerland	12.2%
France	11.4%
Spain	2.7%
Taiwan	2.5%
Netherlands	2.2%
Other Countries	7.1%
5

Quarterly Report
September 30, 2018
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 1.5%
United Technologies Corp.	102,862	$ 14,381,136
Apparel Manufacturers – 6.0%
Adidas AG	41,259	$ 10,102,907
LVMH Moet Hennessy Louis Vuitton SE	38,989	13,788,693
NIKE, Inc., “B”	246,105	20,850,016
VF Corp.	130,770	12,220,456
		$56,962,072
Broadcasting – 0.4%
Walt Disney Co.	32,683	$ 3,821,950
Brokerage & Asset Managers – 3.2%
Blackstone Group LP	500,087	$ 19,043,313
Charles Schwab Corp.	110,725	5,442,134
CME Group, Inc.	34,495	5,871,394
		$30,356,841
Business Services – 13.5%
Accenture PLC, “A”	214,056	$ 36,432,331
Cognizant Technology Solutions Corp., “A”	214,337	16,536,100
Equifax, Inc.	35,883	4,685,243
Experian Group Ltd.	429,525	11,031,707
Fidelity National Information Services, Inc.	178,382	19,456,125
Fiserv, Inc. (a)	237,622	19,575,300
Verisk Analytics, Inc., “A” (a)	172,905	20,843,698
		$ 128,560,504
Cable TV – 2.6%
Comcast Corp., “A”	712,656	$ 25,235,149
Chemicals – 2.0%
LyondellBasell Industries N.V., “A”	29,085	$ 2,981,503
PPG Industries, Inc.	145,454	15,873,395
		$18,854,898
Computer Software – 4.6%
Microsoft Corp.	385,932	$ 44,139,043
Computer Software - Systems – 3.2%
Apple, Inc.	133,092	$ 30,044,188
Construction – 1.6%
Sherwin-Williams Co.	32,610	$ 14,844,398
Consumer Products – 7.6%
Church & Dwight Co., Inc.	110,242	$ 6,545,067
Colgate-Palmolive Co.	290,065	19,419,852
Coty, Inc., “A”	654,369	8,218,875
Estee Lauder Cos., Inc., “A”	110,612	16,074,136
L'Oréal	31,130	7,507,005
Reckitt Benckiser Group PLC	162,194	14,832,084
		$72,597,019
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.8%
Amphenol Corp., “A”	155,221	$ 14,593,878
Fortive Corp. (l)	142,224	11,975,261
Mettler-Toledo International, Inc. (a)	15,618	9,511,050
		$36,080,189
Electronics – 5.5%
Analog Devices, Inc.	146,998	$ 13,591,435
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	307,353	13,572,708
Texas Instruments, Inc.	231,575	24,845,682
		$52,009,825
Entertainment – 0.4%
Twenty-First Century Fox, Inc.	85,200	$ 3,947,316
Food & Beverages – 1.1%
PepsiCo, Inc.	94,366	$ 10,550,119
Gaming & Lodging – 0.7%
Paddy Power Betfair PLC	80,749	$ 6,830,613
Insurance – 2.2%
Aon PLC	133,441	$ 20,520,557
Internet – 7.3%
Alibaba Group Holding Ltd., ADR (a)	45,281	$ 7,460,498
Alphabet, Inc., “A” (a)	51,687	62,390,344
		$69,850,842
Leisure & Toys – 2.1%
Electronic Arts, Inc. (a)	163,202	$ 19,664,209
Machinery & Tools – 2.3%
Colfax Corp. (a)	143,838	$ 5,186,798
Nordson Corp.	119,325	16,574,243
		$21,761,041
Medical & Health Technology & Services – 1.6%
CVS Health Corp.	115,596	$ 9,099,717
Express Scripts Holding Co. (a)	67,928	6,453,840
		$15,553,557
Medical Equipment – 8.3%
Abbott Laboratories	268,587	$ 19,703,542
Cooper Cos., Inc.	25,697	7,121,924
Danaher Corp.	132,597	14,407,990
Dentsply Sirona, Inc.	40,744	1,537,679
Thermo Fisher Scientific, Inc.	111,381	27,185,874
Waters Corp. (a)	47,231	9,194,931
		$79,151,940
Oil Services – 0.6%
Schlumberger Ltd.	94,811	$ 5,775,886
Other Banks & Diversified Financials – 5.3%
Mastercard, Inc., “A”	89,460	$ 19,914,691
Visa, Inc., “A”	203,994	30,617,459
		$50,532,150

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.6%
Eli Lilly & Co.	49,965	$ 5,361,744
Zoetis, Inc.	109,954	10,067,388
		$15,429,132
Printing & Publishing – 1.5%
Moody's Corp.	86,975	$ 14,542,220
Railroad & Shipping – 1.8%
Union Pacific Corp.	106,269	$ 17,303,781
Restaurants – 2.9%
Starbucks Corp.	486,990	$ 27,680,512
Specialty Chemicals – 1.9%
Ecolab, Inc.	114,541	$ 17,957,738
Elanco Animal Health, Inc. (a)	18,243	636,498
		$18,594,236
Specialty Stores – 2.5%
AutoZone, Inc. (a)	5,672	$ 4,399,770
TJX Cos., Inc.	173,795	19,468,516
		$23,868,286
Total Common Stocks		$ 949,443,609
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.09% (v)	4,874,398	$ 4,873,911
Collateral for Securities Loaned – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	10,812,500	$ 10,812,500
Other Assets, Less Liabilities – (1.2)%		(11,333,807)
Net Assets – 100.0%		$ 953,796,213

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,873,911 and $960,256,109, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$949,443,609	$—	$—	$949,443,609
Mutual Funds	15,686,411	—	—	15,686,411
Total	$965,130,020	$—	$—	$965,130,020
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,006,794	164,605,205	(166,737,601)	4,874,398
3

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,600	$280	$—	$81,127	$4,873,911
4

Quarterly Report
September 30, 2018
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Airlines – 1.0%
Aena S.A.	14,472	$ 2,512,007
Malaysia Airports Holdings Berhad	702,100	1,509,893
		$4,021,900
Alcoholic Beverages – 0.4%
AmBev S.A., ADR	391,113	$ 1,787,387
Apparel Manufacturers – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	17,748	$ 6,276,686
Automotive – 2.2%
Koito Manufacturing Co. Ltd.	70,300	$ 4,615,719
USS Co. Ltd.	231,800	4,302,642
		$8,918,361
Broadcasting – 0.8%
WPP PLC	220,273	$ 3,228,483
Brokerage & Asset Managers – 0.9%
TMX Group Ltd.	52,924	$ 3,552,032
Business Services – 2.4%
Cerved Information Solutions S.p.A.	96,181	$ 1,036,865
Cognizant Technology Solutions Corp., “A”	71,776	5,537,519
Nomura Research Institute Ltd.	63,000	3,182,714
		$9,757,098
Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	26,196	$ 3,082,483
Computer Software - Systems – 2.4%
Amadeus IT Group S.A.	45,202	$ 4,199,594
EPAM Systems, Inc. (a)	27,654	3,807,956
Hitachi Ltd.	57,000	1,936,455
		$9,944,005
Conglomerates – 0.6%
Melrose Industries PLC	927,942	$ 2,417,750
Construction – 2.0%
Techtronic Industries Co. Ltd.	620,000	$ 3,959,966
Toto Ltd.	100,200	4,158,097
		$8,118,063
Consumer Products – 2.6%
L'Oréal	17,262	$ 4,162,735
Reckitt Benckiser Group PLC	72,552	6,634,631
		$10,797,366
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	34,957	$ 1,299,352
Containers – 1.0%
Brambles Ltd.	535,034	$ 4,215,567
Electrical Equipment – 2.7%
Legrand S.A.	45,032	$ 3,282,416
Schneider Electric S.A.	99,020	7,967,228
		$11,249,644
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.0%
Mellanox Technologies Ltd. (a)	23,276	$ 1,709,622
NVIDIA Corp.	7,868	2,211,065
Samsung Electronics Co. Ltd.	30,460	1,275,517
Silicon Motion Technology Corp., ADR	26,725	1,435,133
Taiwan Semiconductor Manufacturing Co. Ltd.	682,804	5,870,240
		$12,501,577
Energy - Independent – 1.8%
Cairn Energy PLC (a)	749,463	$ 2,272,154
Caltex Australia Ltd.	124,954	2,700,657
Oil Search Ltd.	386,265	2,521,281
		$7,494,092
Energy - Integrated – 3.3%
BP PLC	853,211	$ 6,553,461
Eni S.p.A.	208,181	3,935,500
Galp Energia SGPS S.A., “B”	147,042	2,917,659
		$13,406,620
Food & Beverages – 3.9%
Danone S.A.	56,246	$ 4,355,806
Nestle S.A.	139,680	11,645,219
		$16,001,025
Food & Drug Stores – 1.5%
Sundrug Co. Ltd.	89,000	$ 3,176,333
Tesco PLC	979,092	3,060,205
		$6,236,538
Gaming & Lodging – 0.4%
Paddy Power Betfair PLC	21,819	$ 1,845,684
Insurance – 5.5%
AIA Group Ltd.	792,000	$ 7,071,835
Aon PLC	34,117	5,246,512
Hiscox Ltd.	174,114	3,733,167
Swiss Re Ltd.	26,486	2,445,111
Zurich Insurance Group AG	12,575	3,974,694
		$22,471,319
Internet – 1.4%
Baidu, Inc., ADR (a)	7,505	$ 1,716,243
NAVER Corp.	4,266	2,753,623
Scout24 AG	29,913	1,394,777
		$5,864,643
Machinery & Tools – 6.0%
Daikin Industries Ltd.	50,000	$ 6,655,959
GEA Group AG	93,719	3,338,367
Hoshizaki Corp.	26,800	2,773,878
Kubota Corp.	314,300	5,341,606
Ritchie Bros. Auctioneers, Inc.	61,317	2,212,662
Schindler Holding AG	17,681	4,406,738
		$24,729,210

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.2%
Bankia S.A.	149,972	$ 588,020
Barclays PLC	1,711,692	3,832,446
BNP Paribas	55,243	3,380,815
Erste Group Bank AG	111,007	4,611,496
Mitsubishi UFJ Financial Group, Inc.	921,600	5,751,686
UBS AG	471,042	7,439,526
		$25,603,989
Medical & Health Technology & Services – 0.5%
Sonic Healthcare Ltd.	109,046	$ 1,963,503
Medical Equipment – 2.8%
Essilor International S.A.	41,169	$ 6,092,019
Terumo Corp.	92,400	5,473,086
		$11,565,105
Metals & Mining – 1.2%
Rio Tinto Ltd.	93,498	$ 4,728,375
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	510,000	$ 2,074,958
Natural Gas - Pipeline – 1.1%
APA Group	274,614	$ 1,981,077
Enbridge, Inc.	81,409	2,626,971
		$4,608,048
Network & Telecom – 0.7%
LM Ericsson Telephone Co., “B”	319,548	$ 2,836,144
Other Banks & Diversified Financials – 7.3%
Aeon Credit Service Co. Ltd.	208,100	$ 4,309,623
AIB Group PLC	562,536	2,880,315
HDFC Bank Ltd.	126,523	3,501,331
Intesa Sanpaolo S.p.A.	2,124,933	5,430,207
Julius Baer Group Ltd.	91,697	4,588,587
Jyske Bank A.S.	38,251	1,852,728
KBC Groep N.V.	62,025	4,616,107
Mastercard, Inc., “A”	13,527	3,011,246
		$30,190,144
Pharmaceuticals – 7.3%
Bayer AG	82,349	$ 7,315,224
Novo Nordisk A.S., “B”	147,113	6,926,306
Roche Holding AG	41,395	10,028,186
Santen Pharmaceutical Co. Ltd.	356,900	5,657,251
		$29,926,967
Printing & Publishing – 1.0%
RELX Group PLC	197,200	$ 4,143,016
Real Estate – 2.6%
Grand City Properties S.A.	203,409	$ 5,271,272
LEG Immobilien AG	44,086	5,233,776
		$10,505,048
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.8%
Yum China Holdings, Inc.	90,509	$ 3,177,771
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	71,815	$ 6,715,493
Croda International PLC	82,382	5,585,737
Linde AG	34,123	8,070,294
Nitto Denko Corp.	36,900	2,765,714
Sika AG	30,180	4,394,459
Symrise AG	48,303	4,409,184
		$31,940,881
Specialty Stores – 1.0%
Dufry AG	17,021	$ 1,919,068
Just Eat PLC (a)	240,432	2,100,267
		$4,019,335
Telecommunications - Wireless – 3.2%
Advanced Info Service PLC	407,400	$ 2,532,078
KDDI Corp.	187,100	5,169,045
SoftBank Corp.	54,700	5,521,994
		$13,223,117
Telephone Services – 0.9%
Com Hem Holding AB	103,792	$ 1,716,748
Hellenic Telecommunications Organization S.A.	161,276	1,979,228
		$3,695,976
Tobacco – 2.7%
British American Tobacco PLC	146,568	$ 6,847,713
Japan Tobacco, Inc.	162,000	4,228,939
		$11,076,652
Trucking – 0.6%
Yamato Holdings Co. Ltd.	86,400	$ 2,652,378
Utilities - Electric Power – 2.3%
CLP Holdings Ltd.	251,500	$ 2,944,423
E.ON AG	293,052	2,987,379
Iberdrola S.A.	491,908	3,619,822
		$9,551,624
Total Common Stocks		$406,699,916
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	3,516,077	$ 3,515,726
Other Assets, Less Liabilities – 0.2%		985,621
Net Assets – 100.0%		$411,201,263

2

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,515,726 and $406,699,916, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$77,673,119	$—	$—	$77,673,119
United Kingdom	50,994,389	—	—	50,994,389
Switzerland	50,841,588	—	—	50,841,588
Germany	38,020,273	—	—	38,020,273
France	35,517,705	—	—	35,517,705
United States	21,523,919	—	—	21,523,919
Hong Kong	13,976,224	—	—	13,976,224
Australia	13,382,086	—	—	13,382,086
Spain	10,919,443	—	—	10,919,443
Other Countries	91,319,092	2,532,078	—	93,851,170
Mutual Funds	3,515,726	—	—	3,515,726
Total	$407,683,564	$2,532,078	$—	$410,215,642
For further information regarding security characteristics, see the Portfolio of Investments.
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	710,680	41,506,442	(38,701,045)	3,516,077
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$455	$(181)	$—	$50,564	$3,515,726
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2018, are as follows:
Japan	18.9%
United Kingdom	12.4%
Switzerland	12.4%
Germany	9.2%
France	8.6%
United States	6.3%
Hong Kong	3.4%
Australia	3.3%
Spain	2.7%
Other Countries	22.8%
5

Quarterly Report
September 30, 2018
MFS®  Strategic Income Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 78.2%
Asset-Backed & Securitized – 25.6%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.489% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	$290,000	$ 289,415
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.152% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	250,000	250,000
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	259,476
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	260,000	260,651
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	6,195	6,191
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.597% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	250,000	247,441
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.536% (LIBOR - 3mo. + 2.2%), 10/17/2026 (n)	290,000	290,056
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.62% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	200,000	199,993
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.762% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	248,157	250,072
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	163,385	152,217
BDS Ltd., 2018-FL2, “C”, FLR, 4.008% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	200,000	201,124
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	251,384	249,150
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	100,187	102,516
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	212,423
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	173,669	169,294
Commercial Mortgage Pass-Through Certificates, “2017-BNK8”, “A3”, 3.229%, 11/15/2050	250,000	238,902
Commercial Mortgage Pass-Through Certificates, “2018-BNK10”, “A5”, 3.688%, 2/15/2061	250,000	246,252
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	349,891
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	112,627	110,574
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	250,000	244,096
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	215,000	214,235
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	721,490	86,579
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	$98,000	$ 97,831
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	215,000	214,561
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	82,024
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	260,000	260,883
Falcon Franchise Loan LLC, 8.201%, 1/05/2023 (i)(z)	7,589	298
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.589% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	250,000	250,316
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.239% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	259,973
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	260,000	255,711
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	177,406	173,090
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	251,247	244,384
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 4.827% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	200,000	201,608
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.408% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	130,000	130,000
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	130,434
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.184%, 6/15/2049	43,455	44,156
Lehman Brothers Commercial Conduit Mortgage Trust, 1.119%, 2/18/2030 (i)	6,235	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.708% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	262,602
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	250,000	243,744
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	182,947
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039 (i)(z)	195,053	137
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 3.718% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	269,000	269,008
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.947% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	249,854
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	209,416

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	$200,000	$ 198,533
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.897% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	300,000	299,594
Parallel Ltd., 2015-1A, “DR”, FLR, 4.897% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	248,742
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 4.822% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	300,000	300,248
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	214,000	212,809
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	36,581	36,325
Silver Spring CLO Ltd., FLR, 5.089% (LIBOR - 3mo. + 2.75%), 10/15/2026 (n)	280,000	279,936
UBS Commercial Mortgage Trust 2017-C6, “A5”, 3.579%, 12/15/2050	250,000	244,819
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	250,000	246,116
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	250,000	251,758
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	244,428
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	250,000	244,964
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	280,000	271,297
West CLO Ltd., 2014-1A, “CR”, FLR, 5.332% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	259,981
		$ 11,733,075
Automotive – 0.3%
General Motors Co., 4.2%, 10/01/2027	$134,000	$ 126,401
Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$125,000	$ 119,570
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 1/25/2028	$228,000	$ 216,615
E*TRADE Financial Corp., 4.5%, 6/20/2028	292,000	293,195
Raymond James Financial, Inc., 4.95%, 7/15/2046	75,000	76,132
		$585,942
Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$ 216,282
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	105,427
		$321,709
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.1%
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	$200,000	$ 187,888
Time Warner Cable, Inc., 8.25%, 4/01/2019	150,000	153,834
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	156,171
		$497,893
Chemicals – 0.4%
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	$200,000	$ 203,784
Computer Software – 2.0%
Microsoft Corp., 3.125%, 11/03/2025	$314,000	$ 307,362
Microsoft Corp., 4.25%, 2/06/2047	295,000	309,755
Oracle Corp., 3.25%, 11/15/2027	315,000	303,097
		$920,214
Computer Software - Systems – 0.5%
Apple, Inc., 4.25%, 2/09/2047	$250,000	$ 255,115
Conglomerates – 0.9%
United Technologies Corp., 4.125%, 11/16/2028	$166,000	$ 164,866
United Technologies Corp., 4.05%, 5/04/2047	120,000	109,683
Wabtec Corp., 4.7%, 9/15/2028	132,000	129,908
		$404,457
Consumer Products – 1.4%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$ 259,421
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	380,115
		$639,536
Consumer Services – 0.8%
Priceline Group, Inc., 3.55%, 3/15/2028	$242,000	$ 231,343
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	46,000	30,593
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	132,000	71,969
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	46,000	21,841
		$355,746
Emerging Market Quasi-Sovereign – 2.3%
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)	$200,000	$ 199,170
KazMunayGas National Co., 5.375%, 4/24/2030 (n)	200,000	203,220
Petroleos del Peru S.A., 5.625%, 6/19/2047	200,000	198,752
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)	234,000	240,362
Southern Gas Corridor CJSC, 6.875%, 3/24/2026	200,000	222,043
		$1,063,547

2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 4.4%
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)	$212,000	$ 202,460
Government of Ukraine, 7.75%, 9/01/2021	135,000	136,012
Government of Ukraine, 7.75%, 9/01/2022	130,000	129,618
Republic of Angola, 8.25%, 5/09/2028 (n)	200,000	206,592
Republic of Argentina, 5.875%, 1/11/2028	95,000	75,193
Republic of Argentina, 7.125%, 7/06/2036	150,000	119,625
Republic of Kenya, 6.875%, 6/24/2024	200,000	200,500
Republic of South Africa, 4.875%, 4/14/2026	212,000	202,080
Republic of Turkey, 7.375%, 2/05/2025	243,000	245,386
Republic of Turkey, 6%, 3/25/2027	272,000	247,556
Socialist Republic of Vietnam, 4.8%, 11/19/2024	231,000	234,980
		$2,000,002
Energy - Independent – 0.5%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (z)	$126,000	$ 128,905
Canadian Oil Sands Co., 4.5%, 4/01/2022 (z)	118,000	118,932
		$247,837
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)	$200,000	$ 197,858
Shell International Finance B.V., 2.875%, 5/10/2026	225,000	213,689
		$411,547
Food & Beverages – 1.6%
Anheuser Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$125,491	$ 117,778
General Mills, Inc., 4.55%, 4/17/2038	311,000	298,127
Kraft Foods Group, Inc., 5%, 6/04/2042	269,000	256,851
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	81,000	81,091
		$753,847
Insurance – 1.2%
American International Group, Inc., 3.75%, 7/10/2025	$168,000	$ 163,374
American International Group, Inc., 3.9%, 4/01/2026	294,000	287,420
American International Group, Inc., 4.7%, 7/10/2035	59,000	58,933
American International Group, Inc., 4.5%, 7/16/2044	53,000	50,021
		$559,748
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 3.75%, 10/15/2047	$220,000	$ 204,544
Insurance - Property & Casualty – 0.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$ 301,712
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.6%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$270,000	$ 267,117
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$145,000	$ 137,194
Major Banks – 7.2%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$ 97,858
Bank of America Corp., 4.125%, 1/22/2024	75,000	76,198
Bank of America Corp., 3.248%, 10/21/2027	656,000	608,465
Bank of New York Mellon Corp., 3.5%, 4/28/2023	329,000	328,218
Barclays PLC, 3.25%, 1/12/2021	224,000	220,981
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	250,000	244,999
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	250,000	235,082
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	339,500
JPMorgan Chase & Co., 3.125%, 1/23/2025	120,000	115,112
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	269,000	251,243
Morgan Stanley, 3.7%, 10/23/2024	277,000	272,736
Morgan Stanley, 3.625%, 1/20/2027	317,000	304,407
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	213,040
		$3,307,839
Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$318,000	$ 311,440
Metals & Mining – 0.9%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$164,000	$ 163,800
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	80,679
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	167,000	154,813
		$399,292
Midstream – 1.4%
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	$320,000	$ 364,822
MPLX LP, 4%, 3/15/2028	315,000	302,972
		$667,794
Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	$14,341	$ 15,278
Fannie Mae, 6.5%, 4/01/2032	20,340	22,598
Freddie Mac, 4.224%, 3/25/2020	237,677	240,861
		$278,737

3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$350,000	$ 296,125
Network & Telecom – 0.8%
AT&T, Inc., 5.45%, 3/01/2047	$361,000	$ 360,671
Oils – 0.6%
Phillips 66, 4.875%, 11/15/2044	$277,000	$ 287,137
Other Banks & Diversified Financials – 0.7%
Compass Bank, 2.875%, 6/29/2022	$250,000	$ 240,718
JSC Kazkommertsbank, 5.5%, 12/21/2022	99,000	98,797
		$339,515
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$179,000	$ 175,285
Supranational – 0.8%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$ 348,854
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$358,000	$ 334,536
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	116,800
Vodafone Group PLC, 5.25%, 5/30/2048	259,000	260,034
		$711,370
Tobacco – 0.8%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$384,000	$ 357,599
Transportation - Services – 0.6%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (z)	$267,000	$ 261,789
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 6.35%, 4/01/2021	$2,058	$ 2,101
Small Business Administration, 4.77%, 4/01/2024	23,998	24,456
Small Business Administration, 4.99%, 9/01/2024	15,439	15,833
Small Business Administration, 4.86%, 1/01/2025	21,183	21,633
Small Business Administration, 4.625%, 2/01/2025	27,571	28,038
Small Business Administration, 5.11%, 8/01/2025	21,334	21,812
		$113,873
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 11.2%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$54,000	$ 66,319
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	748,000	655,114
U.S. Treasury Notes, 1.625%, 3/15/2020	3,149,000	3,098,690
U.S. Treasury Notes, 1.75%, 11/30/2021	530,000	511,657
U.S. Treasury Notes, 1.75%, 2/28/2022	843,000	811,453
		$5,143,233
Utilities - Electric Power – 1.0%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$ 253,600
Enel Finance International N.V., 4.875%, 6/14/2029 (z)	200,000	193,153
		$446,753
Total Bonds		$35,917,843
Common Stocks – 0.1%
Energy - Independent – 0.1%
Frontera Energy Corp. (a)	1,188	$ 16,632
Investment Companies (h) – 21.3%
Bond Funds – 20.1%
MFS High Yield Pooled Portfolio (v)	1,016,250	$ 9,227,549
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	559,178	$ 559,122
Total Investment Companies		$ 9,786,671
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Future – November 2018 @ $118	Put	Merrill Lynch International	$2,019,281	17	$3,187
Other Assets, Less Liabilities – 0.4%	187,332
Net Assets – 100.0%	$45,911,665

4

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,786,671 and $35,937,662, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,815,302, representing 19.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.152% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	$250,000	$250,000
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	260,000	260,651
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.62% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	200,000	199,993
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.762% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	248,157	250,072
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.842% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	163,385	152,217
BDS Ltd., 2018-FL2, “C”, FLR, 4.008% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	200,000	201,124
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	100,186	102,516
Canadian Oil Sands Co., 7.75%, 5/15/2019	9/29/17	129,953	128,905
Canadian Oil Sands Co., 4.5%, 4/01/2022	10/26/17	122,269	118,932
Enel Finance International N.V., 4.875%, 6/14/2029	9/11/18	198,387	193,153
ERAC USA Finance LLC, 3.8%, 11/01/2025	8/22/18	264,812	261,789
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.308% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	260,000	260,883
Falcon Franchise Loan LLC, 8.201%, 1/05/2023	1/18/02	298	298
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.589% (LIBOR - 3mo. + 3.25%), 1/15/2027	6/28/18	250,000	250,316
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	259,952	255,711
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 4.827% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	200,000	201,608
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.408% (LIBOR - 1mo. + 1.25%), 3/17/2037	2/26/18	130,000	130,000
Morgan Stanley Capital I, Inc., 1.493%, 4/28/2039	7/20/04	131	137
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, FLR, 3.718% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	269,000	269,008
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	199,984	198,533
Total Restricted Securities			$3,685,846
% of Net assets			8.0%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand
5

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	21	USD	1	JPMorgan Chase Bank N.A.	10/17/2018	$ 0
ZAR	1,998,059	USD	138,360	Morgan Stanley Capital Services, Inc.	10/17/2018	2,650
USD	2,254	EUR	1,918	Goldman Sachs International	10/17/2018	24
						$ 2,674
Liability Derivatives
ZAR	101,680	USD	7,549	Barclays Bank PLC	10/17/2018	$ (373)
USD	145,590	ZAR	2,099,000	Brown Brothers Harriman	10/17/2018	(2,543)
						$(2,916)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	39	$4,914,000	December – 2018	$ 66,628
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	17	$2,388,500	December – 2018	$(57,969)
U.S. Treasury Note 2 yr	Long	USD	21	4,425,422	December – 2018	(10,882)
U.S. Treasury Note 5 yr	Long	USD	15	1,687,149	December – 2018	(11,889)
U.S. Treasury Ultra Bond	Long	USD	9	1,388,531	December – 2018	(41,479)
						$(122,219)
At September 30, 2018, the fund had liquid securities with an aggregate value of $53,425 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
7

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,632	$—	$—	$16,632
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	3,187	5,257,106	—	5,260,293
Non-U.S. Sovereign Debt	—	3,679,520	—	3,679,520
Municipal Bonds	—	296,125	—	296,125
U.S. Corporate Bonds	—	9,915,592	—	9,915,592
Residential Mortgage-Backed Securities	—	408,737	—	408,737
Commercial Mortgage-Backed Securities	—	5,303,455	—	5,303,455
Asset-Backed Securities (including CDOs)	—	6,299,620	—	6,299,620
Foreign Bonds	—	4,757,688	—	4,757,688
Mutual Funds	9,786,671	—	—	9,786,671
Total	$9,806,490	$35,917,843	$—	$45,724,333
Other Financial Instruments
Futures Contracts - Assets	$66,628	$—	$—	$66,628
Futures Contracts - Liabilities	(122,219)	—	—	(122,219)
Forward Foreign Currency Exchange Contracts - Assets	—	2,674	—	2,674
Forward Foreign Currency Exchange Contracts - Liabilities	—	(2,916)	—	(2,916)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	1,144,373	72,009	(200,132)	1,016,250
MFS Institutional Money Market Portfolio	1,509,122	12,073,473	(13,023,417)	559,178
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(92,785)	$(174,585)	$—	$413,957	$9,227,549
MFS Institutional Money Market Portfolio	(158)	101	—	9,360	559,122
	$(92,943)	$(174,484)	$—	$423,317	$9,786,671
8

Quarterly Report
September 30, 2018
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.3%
CACI International, Inc., “A” (a)	7,944	$ 1,462,888
FLIR Systems, Inc.	40,100	2,464,947
Harris Corp.	18,529	3,135,292
Northrop Grumman Corp.	8,769	2,783,017
		$9,846,144
Biotechnology – 1.0%
Bio-Techne Corp.	10,512	$ 2,145,604
Illumina, Inc. (a)	2,433	893,057
		$3,038,661
Broadcasting – 2.6%
Netflix, Inc. (a)	20,493	$ 7,667,046
Brokerage & Asset Managers – 1.0%
NASDAQ, Inc.	29,268	$ 2,511,194
TD Ameritrade Holding Corp.	10,697	565,123
		$3,076,317
Business Services – 19.9%
Cognizant Technology Solutions Corp., “A”	53,398	$ 4,119,656
Dropbox, Inc. (a)	57,042	1,530,437
DXC Technology Co.	103,583	9,687,082
Endava PLC, ADR (a)	53,924	1,561,100
EVO Payments, Inc., “A” (a)	53,973	1,289,955
Fidelity National Information Services, Inc.	40,977	4,469,361
First Data Corp. (a)	84,542	2,068,743
Fiserv, Inc. (a)	56,648	4,666,662
FleetCor Technologies, Inc. (a)	13,836	3,152,394
Global Payments, Inc.	45,373	5,780,520
Grand Canyon Education, Inc. (a)	22,229	2,507,431
PagSeguro Digital Ltd. (a)	45,765	1,266,318
PayPal Holdings, Inc. (a)	60,638	5,326,442
Total System Services, Inc.	54,075	5,339,365
TransUnion	30,558	2,248,458
Verisk Analytics, Inc., “A” (a)	17,660	2,128,913
Zendesk, Inc. (a)	24,269	1,723,099
		$58,865,936
Cable TV – 0.5%
Comcast Corp., “A”	41,069	$ 1,454,253
Computer Software – 17.8%
Adobe Systems, Inc. (a)	42,952	$ 11,594,892
Adyen N.V. (a)	3	2,449
Autodesk, Inc. (a)	25,794	4,026,701
Microsoft Corp.	170,595	19,510,950
PTC, Inc. (a)	24,787	2,632,132
RingCentral, Inc. (a)	18,057	1,680,204
Salesforce.com, Inc. (a)	81,302	12,929,457
Tenable Holdings, Inc. (a)	2,478	96,345
		$52,473,130
Computer Software - Systems – 7.7%
Apple, Inc.	32,586	$ 7,355,964
Constellation Software, Inc.	3,610	2,654,768
EPAM Systems, Inc. (a)	16,369	2,254,011
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
New Relic, Inc. (a)	12,853	$ 1,211,138
Pluralsight, Inc., “A” (a)	57,906	1,852,992
Presidio, Inc.	182,111	2,777,193
Rapid7, Inc. (a)	47,993	1,771,901
ServiceNow, Inc. (a)	14,660	2,867,936
		$22,745,903
Consumer Services – 0.5%
Farfetch Ltd., “A” (a)	49,210	$ 1,339,988
Electrical Equipment – 2.0%
Amphenol Corp., “A”	32,476	$ 3,053,393
TE Connectivity Ltd.	33,192	2,918,573
		$5,971,966
Electronics – 4.0%
Applied Materials, Inc.	60,336	$ 2,331,986
Microchip Technology, Inc.	75,384	5,948,552
NVIDIA Corp.	4,258	1,196,583
Silicon Laboratories, Inc. (a)	15,675	1,438,965
VICOR Corp. (a)	20,975	964,850
		$11,880,936
Internet – 19.0%
Alibaba Group Holding Ltd., ADR (a)	11,759	$ 1,937,413
Alphabet, Inc., “A” (a)(s)	22,790	27,509,353
Eventbrite, Inc. (a)	23,674	898,902
Facebook, Inc., “A” (a)(s)	110,159	18,116,749
Godaddy, Inc. (a)	44,752	3,731,869
iQiyi, Inc., ADR (a)(l)	59,623	1,613,995
Spotify Technology S.A. (a)	6,933	1,253,694
Wix.com Ltd. (a)	9,142	1,094,298
		$56,156,273
Leisure & Toys – 3.7%
Activision Blizzard, Inc.	50,277	$ 4,182,544
Electronic Arts, Inc. (a)	34,926	4,208,234
Take-Two Interactive Software, Inc. (a)	17,887	2,468,227
		$10,859,005
Medical Equipment – 0.3%
Senseonics Holdings, Inc. (a)	151,504	$ 722,674
Other Banks & Diversified Financials – 7.6%
Mastercard, Inc., “A”	46,338	$ 10,315,302
Visa, Inc., “A”	80,520	12,085,247
		$22,400,549
Printing & Publishing – 0.8%
IHS Markit Ltd. (a)	45,564	$ 2,458,633
Specialty Stores – 7.2%
Amazon.com, Inc. (a)(s)	10,575	$ 21,181,725
Total Common Stocks		$292,139,139

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	6,677,171	$ 6,676,504
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	1,495,338	$ 1,495,338
Securities Sold Short – (1.9)%
Computer Software – (1.4)%
CA, Inc.	(91,640)	$ (4,045,906)
Issuer	Shares/Par	Value ($)
Securities Sold Short – continued
Computer Software - Systems – (0.5)%
AVNET, Inc.	(37,500)	$ (1,678,875)
Total Securities Sold Short		$ (5,724,781)
Other Assets, Less Liabilities – 0.3%		754,038
Net Assets – 100.0%		$295,340,238

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,676,504 and $293,634,477, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
At September 30, 2018, the fund had cash collateral of $392,859 and other liquid securities with an aggregate value of $9,530,646 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
2

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,139,139	$—	$—	$292,139,139
Mutual Funds	8,171,842	—	—	8,171,842
Total	$300,310,981	$—	$—	$300,310,981
Securities Sold Short	$(5,724,781)	$—	$—	$(5,724,781)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,212,316	51,493,489	(51,028,634)	6,677,171
3

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(62)	$—	$—	$59,771	$6,676,504
4

Quarterly Report
September 30, 2018
MFS®  U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 91.6%
Fannie Mae, 1.998%, due 10/03/2018	$ 9,700,000	$ 9,698,940
Fannie Mae, 2.002%, due 10/09/2018	13,190,000	13,184,226
Fannie Mae, 2.081%, due 10/17/2018	1,410,000	1,408,715
Fannie Mae, 2.053%, due 10/22/2018	11,500,000	11,486,449
Fannie Mae, 2.053%, due 10/23/2018	3,365,000	3,360,846
Fannie Mae, 2.063%, due 10/24/2018	11,500,000	11,485,085
Fannie Mae, 2.063%, due 10/26/2018	8,220,000	8,208,412
Federal Farm Credit Bank, 2.019%, due 10/02/2018	100,000	99,994
Federal Farm Credit Bank, 2.011%, due 10/12/2018	11,455,000	11,448,070
Federal Farm Credit Bank, 2.042%, due 10/22/2018	11,500,000	11,486,516
Federal Farm Credit Bank, 2.036%, due 10/24/2018	18,200,000	18,176,744
Federal Farm Credit Bank, 2.072%, due 10/24/2018	8,250,000	8,239,248
Federal Farm Credit Bank, 2.14%, due 12/04/2018	9,600,000	9,564,160
Federal Home Loan Bank, 2.011%, due 10/09/2018	10,670,000	10,665,305
Federal Home Loan Bank, 2.008%, due 10/10/2018	15,040,000	15,032,574
Federal Home Loan Bank, 2.009%, due 10/10/2018	1,796,000	1,795,113
Federal Home Loan Bank, 2.05%, due 10/10/2018	6,358,000	6,354,789
Federal Home Loan Bank, 2.111%, due 10/10/2018	150,000	149,922
Federal Home Loan Bank, 2.012%, due 10/12/2018	2,000,000	1,998,790
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – continued
Federal Home Loan Bank, 2.112%, due 10/17/2018	$11,020,000	$ 11,009,813
Federal Home Loan Bank, 2.122%, due 10/17/2018	150,000	149,861
Federal Home Loan Bank, 2.068%, due 10/23/2018	11,000,000	10,986,320
Freddie Mac, 1.988%, due 10/02/2018	5,240,000	5,239,715
Freddie Mac, 1.949%, due 10/03/2018	7,084,000	7,083,246
Freddie Mac, 2.066%, due 11/08/2018	2,665,000	2,659,290
Freddie Mac, 2.076%, due 11/09/2018	11,250,000	11,225,138
Freddie Mac, 2.126%, due 11/20/2018	11,850,000	11,815,602
Freddie Mac, 2.127%, due 11/20/2018	11,800,000	11,765,747
Freddie Mac, 2.128%, due 11/28/2018	9,000,000	8,969,695
U.S. Treasury Bill, 2.061%, due 10/18/2018	11,800,000	11,788,688
U.S. Treasury Bill, 2.132%, due 11/23/2018	1,935,000	1,929,032
U.S. Treasury Bill, 2.125%, due 12/06/2018	11,520,000	11,475,965
U.S. Treasury Bill, 1.785%, due 1/03/2019	7,000,000	6,968,379
Total U.S. Government Agencies and Equivalents		$ 266,910,389
Repurchase Agreements – 8.8%
JPMorgan Chase & Co. Repurchase Agreement, 2.21%, dated 9/28/2018, due 10/01/2018, total to be received $25,472,690 (secured by U.S. Treasury and Federal Agency obligations valued at $25,982,174 in a jointly traded account)	$25,468,000	$ 25,468,000
Other Assets, Less Liabilities – (0.4)%		(1,083,142)
Net Assets – 100.0%		$ 291,295,247

(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$292,378,389	$—	$292,378,389
For further information regarding security characteristics, see the Portfolio of Investments.
2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.